Eaton Vance

Global Macro Absolute Return Fund

July 31, 2019 (Unaudited)

Eaton Vance Global Macro Absolute Return Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Global Macro Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At July 31, 2019, the value of the Fund’s investment in the Portfolio was $3,714,371,315 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Consolidated Portfolio of Investments is set forth below.

Global Macro Portfolio

July 31, 2019

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 54.5%

Security	Principal Amount (000’s omitted)		Value
Albania — 0.7%
Republic of Albania, 3.50%, 10/9/25(1)	EUR	21,507	$25,322,678

Total Albania			$25,322,678

Argentina — 2.0%
Provincia de Buenos Aires, 54.50%, (BADLAR + 3.75%), 4/12/25(1)(2)(3)	ARS	202,182	$3,449,505
Republic of Argentina, 6.25%, 11/9/47	EUR	31,938	26,061,865
Republic of Argentina, 6.875%, 1/11/48	USD	35,991	27,434,140
Republic of Argentina, 7.625%, 4/22/46	USD	21,818	17,585,526

Total Argentina			$74,531,036

Barbados — 0.6%
Government of Barbados, 6.625%, 12/5/35(1)(4)	USD	32,126	$19,988,797
Government of Barbados, 7.00%, 8/4/22(1)(4)	USD	2,475	1,554,176

Total Barbados			$21,542,973

Benin — 0.8%
Benin Government International Bond, 5.75%, 3/26/26(1)	EUR	24,650	$28,140,297

Total Benin			$28,140,297

China — 0.0%(5)
China Government Bond, 3.40%, 2/9/27	CNY	10,000	$1,473,431

Total China			$1,473,431

Costa Rica — 0.7%
Costa Rica Government International Bond, 9.20%, 2/23/22(1)	USD	3,180	$3,420,090
Costa Rica Government International Bond, 9.20%, 2/21/24(1)	USD	18,210	20,349,675
Titulo Propiedad UD, 1.00%, 1/12/22(6)	CRC	1,670,970	2,490,259

Total Costa Rica			$26,260,024

Dominican Republic — 6.2%
Dominican Republic, 8.90%, 2/15/23(1)	DOP	2,135,700	$42,048,376
Dominican Republic, 10.375%, 3/4/22(1)	DOP	811,400	16,522,479
Dominican Republic, 10.375%, 3/6/26(1)	DOP	913,000	18,891,564
Dominican Republic, 10.50%, 4/7/23(1)	DOP	5,308,800	109,606,206
Dominican Republic, 11.00%, 11/6/26(1)	DOP	263,800	5,648,935
Dominican Republic, 11.00%, 12/4/26(1)	DOP	278,300	5,966,160
Dominican Republic, 11.375%, 7/6/29(1)	DOP	1,282,000	28,232,486
Dominican Republic, 15.95%, 6/4/21(1)	DOP	114,300	2,511,882
Dominican Republic, 16.95%, 2/4/22(1)	DOP	68,800	1,596,071

Total Dominican Republic			$231,024,159

Egypt — 0.4%
Arab Republic of Egypt, 4.75%, 4/11/25(1)	EUR	2,363	$2,740,199
Arab Republic of Egypt, 5.625%, 4/16/30(1)	EUR	1,025	1,159,672
Arab Republic of Egypt, 6.375%, 4/11/31(1)	EUR	10,328	12,148,744

Total Egypt			$16,048,615

Security	Principal Amount (000’s omitted)		Value
El Salvador — 2.9%
Republic of El Salvador, 5.875%, 1/30/25(1)	USD	973	$1,002,200
Republic of El Salvador, 6.375%, 1/18/27(1)	USD	8,993	9,307,845
Republic of El Salvador, 7.125%, 1/20/50(1)(7)	USD	13,474	13,709,795
Republic of El Salvador, 7.375%, 12/1/19(1)	USD	16,930	17,141,794
Republic of El Salvador, 7.75%, 1/24/23(1)	USD	24,221	26,770,503
Republic of El Salvador, 8.25%, 4/10/32(1)	USD	3,867	4,422,881
Republic of El Salvador, 8.625%, 2/28/29(1)	USD	29,437	34,551,973

Total El Salvador			$106,906,991

Ethiopia — 0.1%
Ethiopia International Bond, 6.625%, 12/11/24(1)	USD	3,627	$3,775,674

Total Ethiopia			$3,775,674

Fiji — 1.4%
Republic of Fiji, 6.625%, 10/2/20(1)	USD	53,368	$53,368,000

Total Fiji			$53,368,000

Georgia — 0.2%
Georgia Treasury Bond, 7.00%, 5/30/24	GEL	18,240	$6,153,843
Georgia Treasury Bond, 7.25%, 1/17/21	GEL	4,385	1,492,158
Georgia Treasury Bond, 7.375%, 9/27/23	GEL	2,898	993,006

Total Georgia			$8,639,007

Iceland — 2.9%
Republic of Iceland, 5.00%, 11/15/28	ISK	4,227,588	$37,691,327
Republic of Iceland, 6.25%, 2/5/20	ISK	90,991	754,501
Republic of Iceland, 6.50%, 1/24/31	ISK	3,916,153	39,973,356
Republic of Iceland, 7.25%, 10/26/22	ISK	692,226	6,258,085
Republic of Iceland, 8.00%, 6/12/25	ISK	2,332,467	23,309,383

Total Iceland			$107,986,652

Lebanon — 0.3%
Lebanon Government International Bond, 6.60%, 11/27/26(1)	USD	13,937	$10,876,296
Lebanon Government International Bond, 6.85%, 3/23/27(1)	USD	1,979	1,551,041

Total Lebanon			$12,427,337

Macedonia — 0.1%
Republic of Macedonia, 3.975%, 7/24/21(1)	EUR	951	$1,115,818
Republic of Macedonia, 4.875%, 12/1/20(1)	EUR	1,410	1,650,324

Total Macedonia			$2,766,142

Montenegro — 0.0%(5)
Montenegro Government International Bond, 5.75%, 3/10/21(1)	EUR	1,104	$1,321,585

Total Montenegro			$1,321,585

New Zealand — 4.2%
New Zealand Government Bond, 2.00%, 9/20/25(1)(6)	NZD	90,497	$65,546,319
New Zealand Government Bond, 2.50%, 9/20/35(1)(6)	NZD	40,837	34,135,240
New Zealand Government Bond, 3.00%, 9/20/30(1)(6)	NZD	65,899	54,978,377

Total New Zealand			$154,659,936

Nigeria — 0.1%
Republic of Nigeria, 0.00%, 2/6/20(1)	NGN	554,100	$1,446,549
Republic of Nigeria, 0.00%, 2/20/20(1)	NGN	277,050	720,085

Total Nigeria			$2,166,634

Security	Principal Amount (000’s omitted)		Value
Peru — 1.6%
Peru Government Bond, 6.35%, 8/12/28	PEN	14,836	$5,152,095
Peru Government Bond, 8.20%, 8/12/26	PEN	138,700	52,754,902

Total Peru			$57,906,997

Philippines — 1.0%
Republic of the Philippines, 6.25%, 1/14/36	PHP	1,649,000	$37,929,835

Total Philippines			$37,929,835

Rwanda — 0.4%
Republic of Rwanda, 6.625%, 5/2/23(1)	USD	12,434	$13,308,110

Total Rwanda			$13,308,110

Serbia — 8.6%
Serbia Treasury Bond, 4.50%, 1/11/26	RSD	1,917,000	$19,084,612
Serbia Treasury Bond, 5.75%, 7/21/23	RSD	18,371,480	191,153,784
Serbia Treasury Bond, 5.875%, 2/8/28	RSD	7,189,920	78,436,659
Serbia Treasury Bond, 10.00%, 2/5/22	RSD	2,536,610	28,172,867
Serbia Treasury Bond, 10.00%, 10/23/24	RSD	230,000	2,858,257

Total Serbia			$319,706,179

Sri Lanka — 2.5%
Sri Lanka Government Bond, 10.00%, 10/1/22	LKR	1,341,480	$7,784,663
Sri Lanka Government Bond, 10.00%, 3/15/23	LKR	547,000	3,153,883
Sri Lanka Government Bond, 10.25%, 3/15/25	LKR	1,991,100	11,453,384
Sri Lanka Government Bond, 11.00%, 8/1/24	LKR	1,660,000	9,840,403
Sri Lanka Government Bond, 11.00%, 8/1/25	LKR	218,000	1,295,259
Sri Lanka Government Bond, 11.00%, 6/1/26	LKR	2,140,750	12,764,095
Sri Lanka Government Bond, 11.20%, 7/1/22	LKR	641,830	3,834,247
Sri Lanka Government Bond, 11.20%, 9/1/23	LKR	1,035,380	6,187,572
Sri Lanka Government Bond, 11.40%, 1/1/24	LKR	971,000	5,827,184
Sri Lanka Government Bond, 11.50%, 5/15/23	LKR	121,000	728,904
Sri Lanka Government Bond, 11.50%, 8/1/26	LKR	636,000	3,884,024
Sri Lanka Government International Bond, 6.75%, 4/18/28(1)	USD	4,600	4,519,644
Sri Lanka Government International Bond, 7.55%, 3/28/30(1)	USD	20,265	20,707,385

Total Sri Lanka			$91,980,647

Tanzania — 1.3%
United Republic of Tanzania, 8.688%, (6 mo. USD LIBOR + 6.00%), 3/9/20(1)(2)	USD	46,002	$46,899,262

Total Tanzania			$46,899,262

Thailand — 3.2%
Thailand Government Bond, 1.25%, 3/12/28(1)(6)	THB	2,492,928	$78,374,570
Thailand Government Bond, 2.875%, 12/17/28	THB	740,000	26,170,171
Thailand Government Bond, 2.875%, 6/17/46	THB	350,000	12,704,188

Total Thailand			$117,248,929

Turkey — 1.3%
Republic of Turkey, 4.875%, 10/9/26	USD	10,115	$9,255,731
Republic of Turkey, 5.20%, 2/16/26	EUR	4,030	4,670,331
Republic of Turkey, 7.00%, 6/5/20	USD	14,180	14,542,965
Republic of Turkey, 7.375%, 2/5/25	USD	20,600	21,688,916

Total Turkey			$50,157,943

Security	Principal Amount (000’s omitted)		Value
Ukraine — 11.0%
Ukraine Government International Bond, 0.00%, 4/1/20(1)	UAH	463,285	$16,518,240
Ukraine Government International Bond, 0.00% to 5/31/21, 5/31/40(1)(8)	USD	39,058	33,356,938
Ukraine Government International Bond, 9.75%, 11/1/28(1)	USD	115,124	134,744,008
Ukraine Government International Bond, 10.00%, 8/23/23	UAH	1,148,193	37,833,485
Ukraine Government International Bond, 15.70%, 1/20/21(1)	UAH	354,530	13,904,545
Ukraine Government International Bond, 15.84%, 2/26/25	UAH	3,465,870	136,637,753
Ukraine Government International Bond, 17.00%, 5/11/22	UAH	93,700	3,842,520
Ukraine Government International Bond, 18.00%, 3/24/21(1)	UAH	826,650	33,410,081

Total Ukraine			$410,247,570

Total Foreign Government Bonds (identified cost $1,941,271,670)			$2,023,746,643

Foreign Corporate Bonds — 3.2%

Security	Principal Amount (000’s omitted)		Value
Bulgaria — 0.3%
Eurohold Bulgaria AD, 6.50%, 12/7/22(1)	EUR	9,200	$10,172,998

Total Bulgaria			$10,172,998

Colombia — 0.1%
Frontera Energy Corp., 9.70%, 6/25/23(1)	USD	4,080	$4,386,000

Total Colombia			$4,386,000

Ecuador — 0.0%(5)
EP PetroEcuador via Noble Sovereign Funding I, Ltd., 7.979%, (3 mo. USD LIBOR + 5.63%), 9/24/19(1)(2)	USD	356	$357,961

Total Ecuador			$357,961

Georgia — 0.3%
Silknet JSC, 11.00%, 4/2/24(1)	USD	5,761	$6,126,305
TBC Bank JSC, 5.75%, 6/19/24(1)	USD	2,772	2,796,255

Total Georgia			$8,922,560

Iceland — 0.8%
Arion Banki HF, 6.00%, 4/12/24(1)	ISK	1,080,000	$9,402,270
Heimavellir HF, 7.91%, 4/25/23(9)	ISK	1,036,833	8,854,348
Islandsbanki HF, 6.40%, 10/26/23	ISK	540,000	4,739,961
Landsbankinn HF, 5.00%, 11/23/23(1)	ISK	720,000	5,998,427
WOW Air HF, 0.00%, (3 mo. EURIBOR + 9.00%), 9/24/24(2)(4)	EUR	3,600	402,505
WOW Air HF, 0.00% (4)(10)	EUR	79	8,855

Total Iceland			$29,406,366

India — 0.9%
Export-Import Bank of India, 3.375%, 8/5/26(1)	USD	5,000	$5,036,862
Export-Import Bank of India, 3.875%, 3/12/24(1)	USD	5,000	5,172,875
Export-Import Bank of India, 3.875%, 2/1/28(1)	USD	20,200	20,939,606
Reliance Communications, Ltd., 6.50%, 11/6/20(1)	USD	1,800	261,000

Total India			$31,410,343

Indonesia — 0.0%(5)
Jasa Marga (Persero) Tbk PT, 7.50%, 12/11/20(1)	IDR	18,080,000	$1,266,416

Total Indonesia			$1,266,416

Security	Principal Amount (000’s omitted)		Value
Ireland — 0.2%
Aragvi Finance International DAC, 12.00%, 4/9/24(1)	USD	7,938	$8,195,985

Total Ireland			$8,195,985

Mongolia — 0.1%
Trade and Development Bank of Mongolia, LLC, 9.375%, 5/19/20(1)	USD	4,990	$5,172,233

Total Mongolia			$5,172,233

Peru — 0.2%
Alicorp SAA, 6.875%, 4/17/27(1)	PEN	25,540	$8,307,168

Total Peru			$8,307,168

Saint Lucia — 0.1%
Digicel International Finance, Ltd./Digicel Holdings Bermuda, Ltd., 8.75%, 5/25/24(1)	USD	2,870	$2,712,150

Total Saint Lucia			$2,712,150

Singapore — 0.1%
ABJA Investment Co. Pte., Ltd., 5.45%, 1/24/28(1)	USD	3,000	$2,902,832

Total Singapore			$2,902,832

Spain — 0.1%
Atento Luxco 1 SA, 6.125%, 8/10/22(1)	USD	4,000	$4,077,980

Total Spain			$4,077,980

Total Foreign Corporate Bonds (identified cost $122,319,601)			$117,290,992

Senior Floating-Rate Loans — 0.3%

Borrower/Tranche Description	Principal Amount (000’s omitted)		Value
Financial Services — 0.3%
Akbank T.A.S., Term Loan, 2.15%, (6 mo. EURIBOR + 2.15%), Maturing October 6, 2019(2)(9)	EUR	6,100	$6,733,539
Yapi ve Kredi Bankasi AS, Term Loan, 2.15%, (3 mo. EURIBOR + 2.15%), Maturing November 1, 2019(2)(9)	EUR	2,600	2,859,665

Total Financial Services			$9,593,204

Total Senior Floating-Rate Loans (identified cost $9,755,124)			$9,593,204

Sovereign Loans — 3.5%

Borrower	Principal Amount (000’s omitted)		Value
Barbados — 0.4%
Government of Barbados, Term Loan, 0.00%, Maturing December 20, 2019(4)(11)		$25,760	$15,431,528

Total Barbados			$15,431,528

Borrower	Principal Amount (000’s omitted)		Value
Ethiopia — 0.2%
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 6.56%, (6 mo. USD LIBOR + 3.75%), Maturing August 1, 2021(2)(11)		$8,667	$8,563,811

Total Ethiopia			$8,563,811

Kenya — 0.6%
Government of Kenya, Term Loan, 8.65%, (6 mo. USD LIBOR + 6.45%), Maturing June 29, 2025(2)		$17,415	$17,593,016
Government of Kenya, Term Loan, 9.33%, (6 mo. USD LIBOR + 6.70%), Maturing October 24, 2024(2)		3,195	3,203,250

Total Kenya			$20,796,266

Macedonia — 0.3%
Republic of Macedonia, Term Loan, 4.50%, (6 mo. EURIBOR + 4.50%), Maturing December 16, 2022(2)(11)	EUR	9,350	$10,577,201

Total Macedonia			$10,577,201

Nigeria — 0.6%
Bank of Industry Limited, Term Loan, 8.34%, (3 mo. USD LIBOR + 6.00%), Maturing May 21, 2021(2)(11)		$21,333	$21,493,582

Total Nigeria			$21,493,582

Tanzania — 1.4%
Government of the United Republic of Tanzania, Term Loan, 7.42%, (6 mo. USD LIBOR + 5.20%), Maturing June 23, 2022(2)		$50,691	$52,349,951

Total Tanzania			$52,349,951

Total Sovereign Loans (identified cost $136,740,672)			$129,212,339

Credit Linked Notes — 0.0%(5)

Security	Principal Amount (000’s omitted)		Value
Argentina — 0.0%(5)
Desarrolladora Energética SA (Deutsche Bank AG), 9.50%, 7/27/20(3)(12)		$1,825	$1,715,500

Total Argentina			$1,715,500

Total Credit Linked Notes (identified cost $1,834,626)			$1,715,500

Debt Obligations — United States — 9.4%

Asset-Backed Securities — 0.8%

Security	Principal Amount		Value
Invitation Homes Trust
Series 2018-SFR3, Class E, 4.314%, (1 mo. USD LIBOR + 2.00%), 7/17/37(2)(3)		$13,000,000	$13,036,850

Security	Principal Amount	Value
Pnmac Gmsr Issuer Trust
Series 2018-GT1, Class A, 5.25%, (1 mo. USD LIBOR + 2.85%), 2/25/23(2)(3)	$9,000,000	$9,023,522
Series 2018-GT2, Class A, 4.916%, (1 mo. USD LIBOR + 2.65%), 8/25/25(2)(3)	8,064,000	8,101,111

Total Asset-Backed Securities (identified cost $30,064,000)		$30,161,483

Collateralized Mortgage Obligations — 2.6%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
Series 4, Class D, 8.00%, 12/25/22	$34,703	$36,815
Series 1548, Class Z, 7.00%, 7/15/23	44,945	48,009
Series 1650, Class K, 6.50%, 1/15/24	241,126	257,655
Series 1817, Class Z, 6.50%, 2/15/26	42,951	46,702
Series 1927, Class ZA, 6.50%, 1/15/27	147,662	161,428
Series 2344, Class ZD, 6.50%, 8/15/31	398,504	452,510
Series 2458, Class ZB, 7.00%, 6/15/32	765,641	889,480
Interest Only:(13)
Series 362, Class C6, 3.50%, 12/15/47	17,514,250	2,916,532
Series 4791, Class JI, 4.00%, 5/15/48	32,010,670	5,045,762

		$9,854,893

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2017-DNA2, Class M2, 5.716%, (1 mo. USD LIBOR + 3.45%), 10/25/29(2)	$8,445,000	$9,030,547
Series 2017-DNA3, Class M2, 4.766%, (1 mo. USD LIBOR + 2.50%), 3/25/30(2)	4,506,486	4,621,209

		$13,651,756

Federal National Mortgage Association:
Series G48, Class Z, 7.10%, 12/25/21	$119,000	$123,667
Series G92-60, Class Z, 7.00%, 10/25/22	174,161	182,468
Series G93-1, Class K, 6.675%, 1/25/23	180,412	188,315
Series G94-7, Class PJ, 7.50%, 5/17/24	226,784	244,826
Series 1992-180, Class F, 3.416%, (1 mo. USD LIBOR + 1.15%), 10/25/22(2)	147,584	148,685
Series 1993-16, Class Z, 7.50%, 2/25/23	136,700	145,553
Series 1993-79, Class PL, 7.00%, 6/25/23	89,008	94,855
Series 1993-104, Class ZB, 6.50%, 7/25/23	34,726	36,800
Series 1993-121, Class Z, 7.00%, 7/25/23	538,212	573,029
Series 1993-141, Class Z, 7.00%, 8/25/23	120,202	128,501
Series 1994-42, Class ZQ, 7.00%, 4/25/24	779,616	838,307
Series 1994-79, Class Z, 7.00%, 4/25/24	150,559	161,587
Series 1994-89, Class ZQ, 8.00%, 7/25/24	130,286	143,165
Series 1996-35, Class Z, 7.00%, 7/25/26	39,713	43,834
Series 1998-16, Class H, 7.00%, 4/18/28	190,566	215,055
Series 1998-44, Class ZA, 6.50%, 7/20/28	297,232	327,462
Series 1999-25, Class Z, 6.00%, 6/25/29	293,960	325,734
Series 2000-2, Class ZE, 7.50%, 2/25/30	79,624	90,470
Series 2000-49, Class A, 8.00%, 3/18/27	223,929	250,365
Series 2001-31, Class ZA, 6.00%, 7/25/31	2,384,912	2,643,459
Series 2001-74, Class QE, 6.00%, 12/25/31	618,523	692,274
Series 2009-48, Class WA, 5.834%, 7/25/39(14)	3,068,446	3,317,289
Series 2011-38, Class SA, 6.702%, (13.50% - 1 mo. USD LIBOR x 3), 5/25/41(15)	3,901,841	4,964,808

Security	Principal Amount	Value
Interest Only:(13)
Series 424, Class C8, 3.50%, 2/25/48	$24,683,803	$4,125,858
Series 2018-21, Class IO, 3.00%, 4/25/48	25,832,120	4,079,527
Series 2018-58, Class BI, 4.00%, 8/25/48	4,279,847	646,957

		$24,732,850

Federal National Mortgage Association Connecticut Avenue Securities:
Series 2017-C03, Class 1M2, 5.266%, (1 mo. USD LIBOR + 3.00%), 10/25/29(2)	$15,630,000	$16,336,728
Series 2017-C06, Class 1M2, 4.916%, (1 mo. USD LIBOR + 2.65%), 2/25/30(2)	13,132,047	13,532,196
Series 2017-C07, Class 1M2, 4.666%, (1 mo. USD LIBOR + 2.40%), 5/28/30(2)	5,000,000	5,071,972
Series 2017-C07, Class 1M2C, 4.666%, (1 mo. USD LIBOR + 2.40%), 5/28/30(2)	3,942,383	3,958,691
Series 2018-C01, Class 1M2, 4.516%, (1 mo. USD LIBOR + 2.25%), 7/25/30(2)	5,000,000	5,064,777
Series 2018-C03, Class 1M2, 4.416%, (1 mo. USD LIBOR + 2.15%), 10/25/30(2)	5,500,000	5,544,054

		$49,508,418

Government National Mortgage Association:
Series 2001-35, Class K, 6.45%, 10/26/23	$50,554	$53,564

		$53,564

Total Collateralized Mortgage Obligations (identified cost $100,981,311)		$97,801,481

Mortgage Pass-Throughs — 5.1%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
2.872%, (COF + 1.25%), with maturity at 2035(16)	$1,489,697	$1,479,345
3.432%, (COF + 2.39%), with maturity at 2023(16)	21,698	21,791
4.277%, (COF + 1.25%), with maturity at 2029(16)	18,965	18,851
4.45%, (COF + 1.25%), with maturity at 2030(16)	289,978	303,062
4.50%, with maturity at 2035	243,847	259,470
4.741%, (1 yr. CMT + 2.33%), with maturity at 2036(16)	1,265,626	1,333,071
6.00%, with various maturities to 2035	6,194,673	6,913,989
6.50%, with various maturities to 2032	8,135,031	9,110,049
6.60%, with maturity at 2030	683,236	771,426
7.00%, with various maturities to 2036	10,432,033	11,784,469
7.31%, with maturity at 2026	26,107	28,503
7.50%, with various maturities to 2035	4,861,604	5,398,579
7.95%, with maturity at 2022	69,186	70,536
8.00%, with various maturities to 2030	1,077,015	1,172,763
8.15%, with maturity at 2021	4,622	4,631
8.30%, with maturity at 2021	1,932	1,940
8.50%, with maturity at 2025	60,610	62,904
9.00%, with various maturities to 2027	170,931	179,938
9.50%, with maturity at 2027	45,270	46,071
10.00%, with maturity at 2020	1,220	1,245
10.50%, with maturity at 2021	1,426	1,433

		$38,964,066

Federal National Mortgage Association:
2.208%, (COF + 1.25%), with various maturities to 2033(16)	$2,056,119	$2,038,853
2.374%, (COF + 1.25%), with maturity at 2027(16)	84,195	83,077
2.495%, (COF + 1.40%), with maturity at 2025(16)	330,420	327,906
2.695%, (COF + 1.60%), with maturity at 2024(16)	139,903	139,998

Security	Principal Amount	Value
3.433%, (COF + 1.25%), with maturity at 2034(16)	$776,651	$792,422
3.543%, (COF + 1.25%), with maturity at 2035(16)	1,931,930	1,967,826
4.063%, (COF + 1.78%), with maturity at 2035(16)	2,324,284	2,402,169
4.709%, (1 yr. CMT + 2.15%), with maturity at 2028(16)	123,436	128,115
5.50%, with maturity at 2020	1,550	1,552
6.00%, with various maturities to 2035	21,064,955	23,708,444
6.327%, (COF + 2.00%, Floor 6.327%), with maturity at 2032(16)	779,931	849,362
6.50%, with various maturities to 2038	8,968,469	10,029,885
7.00%, with various maturities to 2035	13,921,767	15,834,724
7.50%, with various maturities to 2035	3,797,899	4,258,612
7.579%, (1 yr. CMT + 2.15%), with maturity at 2025(16)	21,365	22,503
8.00%, with various maturities to 2034	1,248,275	1,384,476
8.50%, with various maturities to 2037	1,921,472	2,211,666
9.00%, with various maturities to 2032	290,352	318,655
9.178%, with maturity at 2028	2,530	2,601
9.50%, with various maturities to 2031	120,534	130,932
9.513%, with maturity at 2027	5,783	6,182
10.50%, with maturity at 2029	31,668	36,891
11.50%, with maturity at 2031	120,969	145,402

		$66,822,253

Government National Mortgage Association:
4.125%, (1 yr. CMT + 1.50%), with maturity at 2024(16)	$157,014	$159,692
5.00%, with various maturities to 2049	77,411,622	81,036,805
6.50%, with various maturities to 2032	434,506	481,977
7.00%, with various maturities to 2031	719,692	805,162
7.50%, with various maturities to 2028	101,895	112,135
7.75%, with maturity at 2019	498	499
8.00%, with various maturities to 2023	63,099	67,590
8.30%, with maturity at 2020	21	21
8.50%, with maturity at 2021	4,610	4,670
9.00%, with maturity at 2025	24,194	25,775
9.50%, with various maturities to 2021	9,623	9,896

		$82,704,222

Total Mortgage Pass-Throughs (identified cost $185,029,157)		$188,490,541

U.S. Treasury Obligations — 0.0%(5)

Security	Principal Amount	Value
U.S. Treasury Bond, 7.875%, 2/15/21	$1,500,000	$1,633,945

Total U.S. Treasury Obligations (identified cost $1,547,113)		$1,633,945

U.S. Government Guaranteed Small Business Administration Loans(17) — 0.9%

Security	Principal Amount	Value
1.11%, 9/15/42	$1,704,386	$74,926
1.41%, 9/15/42	1,125,507	64,163

Security	Principal Amount	Value
1.61%, 8/15/42 to 9/15/42	$4,655,141	$301,672
1.66%, 8/15/42 to 4/15/43	7,370,992	527,418
1.81%, 9/15/37	2,223,101	145,059
1.91%, 7/15/42 to 4/15/43	17,674,904	1,377,365
1.93%, 3/15/41 to 5/15/42	2,165,746	174,255
1.96%, 9/15/42	2,983,914	220,959
2.03%, 8/15/32	834,402	64,904
2.11%, 8/15/42 to 9/15/42	6,063,031	514,960
2.16%, 2/15/42 to 4/15/43	16,692,398	1,542,486
2.21%, 9/15/42	6,180,500	535,176
2.28%, 3/15/43	2,790,227	297,156
2.36%, 9/15/42	1,996,989	190,556
2.38%, 2/15/41 to 3/15/41	1,377,107	122,914
2.39%, 7/15/39	1,032,787	82,281
2.41%, 12/15/41 to 4/15/43	27,221,828	2,829,992
2.46%, 3/15/28 to 4/15/43	10,392,710	988,954
2.48%, 9/15/41	950,069	116,984
2.53%, 6/15/36	889,722	73,418
2.56%, 5/15/37	1,415,156	119,831
2.58%, 9/15/42	2,527,834	259,467
2.61%, 9/15/42	2,889,211	388,883
2.63%, 11/15/36	637,713	62,858
2.66%, 4/15/43	8,283,996	991,309
2.67%, 10/4/23 to 8/25/42(21)	24,577,482	2,186,062
2.71%, 7/15/27 to 9/15/42	9,712,389	990,868
2.89%, 2/15/41	830,957	91,465
2.91%, 10/15/42 to 4/15/43	17,580,537	2,268,394
2.93%, 4/15/42 to 5/15/42	3,080,686	385,105
2.96%, 7/15/27 to 2/15/43	9,448,273	895,122
2.98%, 7/15/43	1,228,563	162,479
2.99%, 2/15/29	954,888	89,387
3.03%, 4/15/41 to 7/15/41	1,903,814	210,887
3.16%, 9/15/42 to 4/15/43	9,054,087	1,432,252
3.21%, 6/15/27 to 3/15/43	10,052,080	1,271,416
3.29%, 12/15/42	3,603,293	539,112
3.34%, 12/28/26 to 8/17/42(21)	42,789,663	3,655,482
3.41%, 3/15/43 to 4/15/43	9,250,073	1,385,747
3.46%, 3/15/27 to 3/15/43	6,130,361	860,567
3.53%, 4/15/37	3,220,742	374,941
3.66%, 9/15/42 to 6/15/43	9,685,997	1,619,793
3.69%, 3/15/43	1,368,879	268,610
3.71%, 2/15/28 to 10/15/42	14,719,657	1,924,942
3.78%, 5/15/27 to 9/15/42	4,192,483	572,505

Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $32,271,791)		$33,253,082

Total Debt Obligations — United States (identified cost $349,893,372)		$351,340,532

Common Stocks — 3.0%

Security	Shares	Value
Canada — 0.1%
Turquoise Hill Resources, Ltd.(18)	3,755,900	$2,179,549

Total Canada		$2,179,549

Cyprus — 0.2%
Bank of Cyprus Holdings PLC(18)	4,401,002	$7,625,223

Total Cyprus		$7,625,223

Iceland — 1.3%
Arion Banki HF(3)	15,974,003	$10,085,330
Eik Fasteignafelag HF	56,779,605	4,044,055
Eimskipafelag Islands HF	4,064,445	6,043,200
Festi HF(18)	854,400	903,055
Hagar HF	17,432,533	6,197,262
Heimavellir HF(18)	75,681,248	738,553
Reginn HF(18)	22,125,500	4,040,497
Reitir Fasteignafelag HF	9,332,181	6,420,498
Siminn HF	172,986,761	6,479,287
Sjova-Almennar Tryggingar HF	30,032,235	4,502,873
Tryggingamidstodin HF	3,013,251	803,914

Total Iceland		$50,258,524

Mongolia — 0.0%(5)
Mongolian Mining Corp.(18)	72,824,500	$917,843

Total Mongolia		$917,843

Serbia — 0.1%
Komercijalna Banka AD Beograd(18)	78,483	$2,295,122

Total Serbia		$2,295,122

Singapore — 0.3%
Yoma Strategic Holdings, Ltd.	43,974,000	$11,439,896

Total Singapore		$11,439,896

Sri Lanka — 0.2%
Softlogic Life Insurance PLC	25,370,000	$5,887,168

Total Sri Lanka		$5,887,168

Vietnam — 0.8%
Bank for Foreign Trade of Vietnam JSC	846,990	$2,905,166
Bank for Investment and Development of Vietnam JSC(18)	468,816	710,263
Bao Viet Holdings	156,900	564,890
Binh Minh Plastics JSC	255,600	531,071
Coteccons Construction JSC	133,000	692,178
Danang Rubber JSC	68,640	58,372
Domesco Medical Import Export JSC	240,160	736,145
FPT Corp.	38,492	85,803
HA TIEN 1 Cement JSC	219,600	148,557
Hoa Phat Group JSC(18)	1,584,567	1,526,999
Hoa Sen Group(18)	170,944	53,486
KIDO Group Corp.	373,100	298,992

Security	Shares		Value
Kinh Bac City Development Share Holding Corp.		513,300	$323,791
Masan Group Corp.(18)		954,000	3,264,601
PetroVietnam Drilling & Well Services JSC(18)		286,509	205,126
PetroVietnam Fertilizer & Chemical JSC		385,500	238,206
PetroVietnam Gas JSC		165,200	768,533
PetroVietnam Nhon Trach 2 Power JSC		882,000	965,361
PetroVietnam Technical Services Corp.		672,281	644,394
Pha Lai Thermal Power JSC		219,100	236,431
Refrigeration Electrical Engineering Corp.		807,810	1,132,901
Saigon - Hanoi Commercial Joint Stock Bank(18)		958,301	272,076
SSI Securities Corp.		668,470	661,642
Tan Tao Investment & Industry JSC(18)		1,064,400	139,003
Viet Capital Securities JSC		448,200	641,546
Vietnam Dairy Products JSC		546,768	2,887,348
Vietnam Joint Stock Commercial Bank for Industry and Trade(18)		148,700	142,108
Vietnam Prosperity JSC Bank(18)		2,180,305	1,862,726
Vietnam Technological & Commercial Joint Stock Bank(18)		781,800	739,938
Vingroup JSC(18)		1,385,904	7,255,435

Total Vietnam			$30,693,088

Total Common Stocks (identified cost $127,196,993)			$111,296,413

Short-Term Investments — 19.9%

Foreign Government Securities — 9.9%

Security	Principal Amount (000’s omitted)		Value
Egypt — 4.6%
Egypt Treasury Bill, 0.00%, 8/6/19	EGP	848,125	$51,096,072
Egypt Treasury Bill, 0.00%, 8/20/19	EGP	101,325	6,119,524
Egypt Treasury Bill, 0.00%, 9/3/19	EGP	567,550	33,731,331
Egypt Treasury Bill, 0.00%, 10/15/19	EGP	344,225	20,241,841
Egypt Treasury Bill, 0.00%, 10/22/19	EGP	165,475	9,696,203
Egypt Treasury Bill, 0.00%, 4/14/20	EGP	204,675	11,100,258
Egypt Treasury Bill, 0.00%, 4/21/20	EGP	206,350	11,156,607
Egypt Treasury Bill, 0.00%, 4/28/20	EGP	531,025	28,355,773

Total Egypt			$171,497,609

Georgia — 0.5%
Bank of Georgia Promissory Note, 7.40%, 4/30/20	GEL	2,631	$889,732
Bank of Georgia Promissory Note, 7.40%, 5/13/20	GEL	1,565	529,353
Bank of Georgia Promissory Note, 7.40%, 5/18/20	GEL	2,302	778,275
Bank of Georgia Promissory Note, 7.45%, 4/10/20	GEL	1,904	644,357
Bank of Georgia Promissory Note, 7.45%, 4/16/20	GEL	3,253	1,100,668
Bank of Georgia Promissory Note, 7.45%, 4/22/20	GEL	1,937	655,577
Bank of Georgia Promissory Note, 7.45%, 4/24/20	GEL	3,235	1,094,635
Bank of Georgia Promissory Note, 7.45%, 4/28/20	GEL	1,310	443,073
Bank of Georgia Promissory Note, 7.50%, 5/26/20	GEL	2,879	973,908

Security	Principal Amount (000’s omitted)		Value
Bank of Georgia Promissory Note, 7.50%, 5/28/20	GEL	7,363	$2,491,045
Bank of Georgia Promissory Note, 7.50%, 6/10/20	GEL	1,309	442,822
Bank of Georgia Promissory Note, 7.50%, 6/12/20	GEL	1,021	345,330
Bank of Georgia Promissory Note, 7.50%, 6/15/20	GEL	2,028	685,669
Bank of Georgia Promissory Note, 7.50%, 6/16/20	GEL	1,185	400,723
Bank of Georgia Promissory Note, 7.50%, 6/17/20	GEL	1,944	657,367
Bank of Georgia Promissory Note, 7.50%, 6/19/20	GEL	2,140	723,668
Bank of Georgia Promissory Note, 7.50%, 6/26/20	GEL	2,843	961,060
Bank of Georgia Promissory Note, 7.50%, 6/29/20	GEL	2,384	806,128
Georgia Treasury Bill, 0.00%, 11/14/19	GEL	4,120	1,365,098
Georgia Treasury Bill, 0.00%, 12/12/19	GEL	2,194	724,720
Georgia Treasury Bill, 0.00%, 5/7/20	GEL	1,815	584,051
Georgia Treasury Bill, 0.00%, 6/4/20	GEL	2,686	859,846
Georgia Treasury Bill, 0.00%, 7/2/20	GEL	160	50,958

Total Georgia			$18,208,063

Nigeria — 4.5%
Nigeria OMO Bill, 0.00%, 8/29/19	NGN	4,304,440	$11,761,369
Nigeria OMO Bill, 0.00%, 9/12/19	NGN	6,330,040	17,206,803
Nigeria OMO Bill, 0.00%, 9/26/19	NGN	1,466,759	3,990,840
Nigeria OMO Bill, 0.00%, 10/10/19	NGN	7,861,620	21,309,168
Nigeria OMO Bill, 0.00%, 12/5/19	NGN	704,365	1,874,398
Nigeria OMO Bill, 0.00%, 12/19/19	NGN	1,415,995	3,752,299
Nigeria OMO Bill, 0.00%, 2/20/20	NGN	831,150	2,160,256
Nigeria OMO Bill, 0.00%, 3/5/20	NGN	10,036,578	25,974,858
Nigeria OMO Bill, 0.00%, 4/2/20	NGN	675,523	1,732,621
Nigeria OMO Bill, 0.00%, 4/9/20	NGN	1,016,049	2,600,132
Nigeria OMO Bill, 0.00%, 4/23/20	NGN	5,087,055	12,958,965
Nigeria OMO Bill, 0.00%, 5/28/20	NGN	4,488,370	11,288,266
Nigeria Treasury Bill, 0.00%, 9/19/19	NGN	6,962,130	18,974,471
Nigeria Treasury Bill, 0.00%, 2/27/20	NGN	8,311,490	21,554,579
Nigeria Treasury Bill, 0.00%, 4/2/20	NGN	1,425,773	3,656,906
Nigeria Treasury Bill, 0.00%, 4/30/20	NGN	343,152	872,160
Nigeria Treasury Bill, 0.00%, 5/14/20	NGN	3,068,150	7,757,486

Total Nigeria			$169,425,577

Pakistan — 0.0%(5)
Pakistan Treasury Bill, 0.00%, 8/1/19	PKR	15,000	$93,985

Total Pakistan			$93,985

Ukraine — 0.3%
Ukraine Treasury Bill, 0.00%, 10/16/19	UAH	258,719	$9,966,303
Ukraine Treasury Bill, 0.00%, 4/1/20	UAH	1,000	35,890

Total Ukraine			$10,002,193

Total Foreign Government Securities (identified cost $360,646,602)			$369,227,427

U.S. Treasury Obligations — 1.6%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 8/1/19(19)	$5,000	$5,000,000
U.S. Treasury Bill, 0.00%, 8/22/19(19)	49,900	49,842,234
U.S. Treasury Bill, 0.00%, 10/31/19	5,000	4,974,413

Total U.S. Treasury Obligations (identified cost $59,816,647)		$59,816,647

Other — 8.4%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.31%(20)	311,986,011	$311,986,011

Total Other (identified cost $311,980,481)		$311,986,011

Total Short-Term Investments (identified cost $732,443,730)		$741,030,085

Total Purchased Options and Swaptions — 1.2% (identified cost $43,276,594)		$43,676,025

Total Investments — 95.0% (identified cost $3,464,732,382)		$3,528,901,733

Other Assets, Less Liabilities — 5.0%		$185,490,764

Net Assets — 100.0%		$3,714,392,497

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2019, the aggregate value of these securities is $1,185,718,397 or 31.9% of the Portfolio’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2019.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2019, the aggregate value of these securities is $45,411,818 or 1.2% of the Portfolio’s net assets.

(4)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(5)	Amount is less than 0.05%.

(6)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(7)	When-issued security.

(8)	Security converts to variable rate after the indicated fixed-rate coupon period.

(9)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(10)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(11)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(12)

Security whose performance, including redemption at maturity, is linked to the price of the underlying security. The investment is subject to credit risk of the issuing financial institution (Deutsche Bank AG) in addition to the market risk of the underlying security.

(13)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(14)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2019.

(15)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2019.

(16)

Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at July 31, 2019.

(17)

Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.

(18)	Non-income producing security.

(19)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(20)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2019 was $4,168,311.

(21)	The stated interest rate represents the weighted average fixed interest rate at July 31, 2019 of all interest only securities comprising the certificate.

Purchased Currency Options — 0.0%(5)

Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call BRL/Put USD	Standard Chartered Bank	USD	36,740,000	BRL	3.57	7/20/20	$455,833

Total							$455,833

Purchased Interest Rate Swaptions — 1.2%

Description	Counterparty	Notional Amount	Expiration Date	Value
Option to enter into interest rate swap expiring 7/3/38 to pay 3-month USD-LIBOR Rate and receive 3.00%	Bank of America, N.A.	$71,648,000	6/29/28	$5,772,132
Option to enter into interest rate swap expiring 7/3/38 to receive 3-month USD-LIBOR Rate and pay 3.00%	Bank of America, N.A.	71,648,000	6/29/28	2,331,300
Option to enter into interest rate swap expiring 7/6/38 to pay 3-month USD-LIBOR Rate and receive 3.01%	Morgan Stanley & Co. International PLC	28,963,000	7/3/28	2,347,781
Option to enter into interest rate swap expiring 7/6/38 to receive 3-month USD-LIBOR Rate and pay 3.01%	Morgan Stanley & Co. International PLC	28,963,000	7/3/28	935,715
Option to enter into interest rate swap expiring 7/7/38 to pay 3-month USD-LIBOR Rate and receive 2.97%	Goldman Sachs International	26,762,000	7/5/28	2,114,646
Option to enter into interest rate swap expiring 7/7/38 to receive 3-month USD-LIBOR Rate and pay 2.97%	Goldman Sachs International	26,762,000	7/5/28	894,122
Option to enter into interest rate swap expiring 7/7/38 to pay 3-month USD-LIBOR Rate and receive 2.98%	Morgan Stanley & Co. International PLC	28,963,000	7/5/28	2,305,444
Option to enter into interest rate swap expiring 7/7/38 to receive 3-month USD-LIBOR Rate and pay 2.98%	Morgan Stanley & Co. International PLC	28,963,000	7/5/28	958,545
Option to enter into interest rate swap expiring 4/4/39 to pay 3-month USD-LIBOR Rate and receive 2.78%	Bank of America, N.A.	13,876,000	3/29/29	974,623
Option to enter into interest rate swap expiring 4/4/39 to receive 3-month USD-LIBOR Rate and pay 2.78%	Bank of America, N.A.	13,876,000	3/29/29	559,870
Option to enter into interest rate swap expiring 4/18/39 to pay 3-month USD-LIBOR Rate and receive 2.94%	Bank of America, N.A.	38,550,000	4/16/29	3,671,711
Option to enter into interest rate swap expiring 4/18/39 to receive 3-month USD-LIBOR Rate and pay 2.94%	Bank of America, N.A.	38,549,000	4/16/29	1,677,357
Option to enter into interest rate swap expiring 4/20/39 to pay 3-month USD-LIBOR Rate and receive 2.93%	Bank of America, N.A.	15,420,000	4/18/29	1,455,533
Option to enter into interest rate swap expiring 4/20/39 to receive 3-month USD-LIBOR Rate and pay 2.93%	Bank of America, N.A.	15,420,000	4/18/29	678,828
Option to enter into interest rate swap expiring 5/4/39 to pay 3-month USD-LIBOR Rate and receive 2.92%	Bank of America, N.A.	12,953,000	5/2/29	1,216,410

Description	Counterparty	Notional Amount	Expiration Date	Value
Option to enter into interest rate swap expiring 5/4/39 to receive 3-month USD-LIBOR Rate and pay 2.92%	Bank of America, N.A.	$12,953,000	5/2/29	$576,162
Option to enter into interest rate swap expiring 4/5/49 to pay 3-month USD-LIBOR Rate and receive 2.80%	Bank of America, N.A.	38,549,000	4/3/29	5,846,447
Option to enter into interest rate swap expiring 4/9/49 to receive 3-month USD-LIBOR Rate and pay 2.80%	Bank of America, N.A.	38,550,000	4/5/29	2,863,548
Option to enter into interest rate swap expiring 4/4/59 to pay 3-month USD-LIBOR Rate and receive 2.64%	Morgan Stanley & Co. International PLC	25,135,000	3/29/29	3,859,442
Option to enter into interest rate swap expiring 4/4/59 to receive 3-month USD-LIBOR Rate and pay 2.64%	Morgan Stanley & Co. International PLC	25,135,000	3/29/29	2,180,576

Total				$43,220,192

Centrally Cleared Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
JPY	3,078,086,798	USD	28,278,763	8/1/19	$15,076
JPY	1,511,962,696	USD	13,916,542	8/1/19	(18,549)
JPY	1,570,671,960	USD	14,456,919	8/1/19	(19,269)
USD	14,456,919	JPY	1,567,995,549	8/1/19	43,870
USD	14,456,919	JPY	1,568,142,000	8/1/19	42,524
USD	28,278,763	JPY	3,072,346,209	8/1/19	37,691
USD	13,916,542	JPY	1,509,944,798	8/1/19	37,097
BRL	15,895,000	USD	4,251,136	8/2/19	(86,162)
BRL	62,214,000	USD	16,524,742	8/2/19	(222,778)
BRL	78,064,000	USD	20,734,681	8/2/19	(279,534)
EUR	2,080,357	USD	2,369,506	8/2/19	(66,550)
EUR	12,051,790	USD	13,644,820	8/2/19	(303,483)
EUR	111,047,450	USD	123,706,859	8/2/19	(777,282)
EUR	125,179,597	USD	139,374,963	8/2/19	(801,093)
USD	20,591,928	BRL	78,064,000	8/2/19	136,781
USD	16,415,303	BRL	62,214,000	8/2/19	113,340
USD	4,221,892	BRL	15,895,000	8/2/19	56,917
USD	142,281,633	EUR	125,179,597	8/2/19	3,707,763
USD	123,640,231	EUR	111,047,450	8/2/19	710,654
EUR	108,648	USD	122,418	8/8/19	(2,087)
EUR	6,589,000	USD	7,424,123	8/8/19	(126,596)
EUR	26,079,546	USD	29,384,998	8/8/19	(501,071)
USD	42,015,194	EUR	37,289,000	8/8/19	716,440

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	37,828,746	EUR	33,573,475	8/8/19	$645,053
USD	31,677,442	EUR	28,075,372	8/8/19	583,074
USD	19,607,516	EUR	17,383,320	8/8/19	354,935
USD	13,552,735	EUR	12,015,369	8/8/19	245,332
USD	12,497,787	EUR	11,091,939	8/8/19	213,111
USD	9,409,819	EUR	8,351,330	8/8/19	160,455
KRW	683,070,000	USD	579,221	8/12/19	(2,467)
KRW	768,456,000	USD	651,759	8/12/19	(2,908)
USD	4,921,571	KRW	5,802,778,000	8/12/19	21,960
USD	4,373,839	KRW	5,158,024,000	8/12/19	18,629
PHP	1,063,929,000	USD	20,199,905	8/13/19	692,396
USD	5,429,916	PHP	282,600,000	8/13/19	(119,480)
EUR	103,121	USD	116,987	8/15/19	(2,713)
SEK	53,439,000	USD	5,609,923	8/15/19	(73,248)
SEK	98,598,000	USD	10,529,812	8/15/19	(314,332)
TWD	38,641,170	USD	1,247,616	8/15/19	(5,109)
TWD	967,512,947	USD	31,245,372	8/15/19	(134,990)
USD	76,562,911	EUR	66,457,399	8/15/19	2,918,300
USD	10,437,032	EUR	9,200,000	8/15/19	242,074
USD	6,210,966	EUR	5,474,822	8/15/19	144,055
USD	25,129,742	TWD	779,600,000	8/15/19	61,702
USD	24,080,936	TWD	747,400,000	8/15/19	48,286
USD	9,163,900	NZD	13,650,000	8/19/19	198,033
USD	7,956,022	NZD	11,834,000	8/19/19	182,977
USD	7,449,977	NZD	11,078,033	8/19/19	173,481
USD	7,172,790	NZD	10,669,000	8/19/19	164,963
USD	6,715,642	NZD	9,986,085	8/19/19	156,381
USD	4,553,753	NZD	6,783,000	8/19/19	98,407
AUD	57,980,000	USD	40,154,629	8/22/19	(475,305)
SEK	182,470,000	USD	19,760,667	8/23/19	(844,122)
USD	19,727,223	ZAR	279,951,000	8/23/19	258,899
USD	17,679,426	ZAR	250,890,500	8/23/19	232,024
USD	23,135,165	ZAR	330,566,800	8/23/19	146,921
NOK	197,130,000	USD	22,627,410	8/26/19	(354,081)
USD	7,723,603	NZD	11,527,000	8/26/19	151,078
USD	4,403,532	NZD	6,572,000	8/26/19	86,135
USD	3,156,578	NZD	4,711,697	8/26/19	61,285
USD	1,799,814	NZD	2,686,510	8/26/19	34,943
JPY	2,297,300,000	USD	21,051,291	8/29/19	106,749
JPY	1,416,650,000	USD	13,004,902	8/29/19	42,386
JPY	27,375,000	USD	254,929	8/29/19	(2,806)
EUR	186,342	USD	209,562	8/30/19	(2,822)
EUR	2,693,136	USD	3,028,728	8/30/19	(40,780)
EUR	5,833,966	USD	6,518,990	8/30/19	(46,393)
EUR	9,630,010	USD	10,760,766	8/30/19	(76,579)
EUR	12,670,801	USD	14,158,607	8/30/19	(100,760)
EUR	5,747,675	USD	6,485,561	8/30/19	(108,701)
EUR	13,051,870	USD	14,727,469	8/30/19	(246,839)
USD	51,368,813	EUR	45,677,002	8/30/19	691,647
USD	24,985,567	EUR	22,014,685	8/30/19	560,981
USD	25,937,700	EUR	23,063,729	8/30/19	349,234

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	19,791,053	EUR	17,598,148	8/30/19	$266,474
USD	13,946,067	EUR	12,400,803	8/30/19	187,775
USD	8,663,618	EUR	7,703,664	8/30/19	116,650
USD	8,448,956	NZD	12,656,000	9/3/19	133,330
USD	7,434,393	NZD	11,126,000	9/3/19	124,054
USD	7,217,261	NZD	10,811,000	9/3/19	113,893
USD	6,350,573	NZD	9,504,000	9/3/19	105,969
BRL	62,214,000	USD	16,377,493	9/4/19	(111,170)
BRL	78,064,000	USD	20,544,510	9/4/19	(134,084)
KRW	496,731,449	USD	421,370	9/5/19	(2,883)
USD	3,181,854	KRW	3,750,928,000	9/5/19	21,769
USD	1,613,850	KRW	1,898,452,000	9/5/19	14,440
USD	6,472,026	NZD	9,606,000	9/10/19	159,522
USD	6,472,026	NZD	9,606,000	9/10/19	159,522
USD	3,690,119	NZD	5,477,000	9/10/19	90,954
USD	3,690,119	NZD	5,477,000	9/10/19	90,954
USD	22,765,156	KRW	26,774,100,000	9/16/19	200,199
AUD	18,491,000	USD	13,020,227	9/17/19	(354,915)
AUD	22,189,000	USD	15,590,897	9/17/19	(392,659)
USD	6,610,353	NZD	9,847,000	9/17/19	138,575
USD	5,958,515	NZD	8,876,000	9/17/19	124,910
USD	4,969,381	NZD	7,385,000	9/17/19	115,711
USD	5,055,526	NZD	7,524,000	9/17/19	110,501
USD	4,479,508	NZD	6,657,000	9/17/19	104,305
USD	2,511,637	NZD	3,738,000	9/17/19	54,898
JPY	4,815,259,202	USD	44,679,851	9/19/19	(258,530)
USD	458,973	JPY	49,464,627	9/19/19	2,656
USD	83,285,943	EUR	72,337,013	9/20/19	2,891,740
USD	27,442,897	EUR	23,979,742	9/20/19	792,193
USD	22,117,495	EUR	19,482,918	9/20/19	464,491
USD	4,119,912	EUR	3,600,000	9/20/19	118,929
USD	24,023,146	TWD	755,600,000	9/20/19	(291,681)
USD	13,591,276	NZD	20,136,000	9/25/19	355,111
USD	13,611,508	NZD	20,175,000	9/25/19	349,706
USD	3,088,028	NZD	4,575,033	9/25/19	80,684
USD	3,093,371	NZD	4,585,000	9/25/19	79,475
CAD	53,091,000	USD	40,409,184	9/26/19	(140,158)
NOK	14,162,000	USD	1,665,579	9/26/19	(64,143)
NOK	141,528,000	USD	16,712,966	9/26/19	(709,008)
SEK	182,480,000	USD	19,722,877	9/26/19	(757,716)
USD	16,713,193	EUR	14,564,240	9/26/19	518,677
USD	12,336,030	KRW	14,303,874,000	9/26/19	276,831
EUR	4,917,845	USD	5,567,787	9/27/19	(99,000)
EUR	9,700,324	USD	10,982,319	9/27/19	(195,275)
USD	12,833,332	EUR	11,363,900	9/27/19	196,343
USD	10,170,109	EUR	9,005,619	9/27/19	155,598
USD	5,955,147	EUR	5,254,418	9/27/19	112,081
USD	4,426,891	EUR	3,905,678	9/27/19	83,663
USD	632,562	EUR	560,133	9/27/19	9,678
USD	116,455	EUR	103,121	9/27/19	1,782
JPY	1,509,944,798	USD	13,975,684	9/30/19	(33,991)
JPY	1,568,142,000	USD	14,518,361	9/30/19	(39,318)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
NZD	13,399,974	USD	8,821,739	10/3/19	$(12,042)
NZD	13,387,899	USD	8,818,957	10/3/19	(17,199)
NZD	6,355,902	USD	4,197,755	10/3/19	(19,123)
NZD	13,009,476	USD	8,864,267	10/3/19	(311,300)
USD	18,726,452	NZD	27,483,529	10/3/19	657,645
USD	13,278,600	NZD	20,000,000	10/3/19	129,774
USD	5,367,852	NZD	8,084,967	10/3/19	52,461
USD	2,095,870	NZD	3,195,035	10/3/19	(4,679)
USD	5,056,253	NZD	7,707,973	10/3/19	(11,287)
AUD	17,849,697	USD	12,276,986	10/4/19	(44,714)
USD	22,545,328	PHP	1,162,888,000	10/10/19	(218,728)
USD	8,308,968	SGD	11,272,943	10/10/19	97,307
AUD	21,382,533	USD	15,078,748	10/17/19	(419,471)
AUD	22,190,000	USD	15,643,506	10/17/19	(430,652)
USD	10,010,832	NZD	14,891,000	10/21/19	217,869
USD	10,007,999	NZD	14,889,000	10/21/19	216,351
USD	4,974,155	NZD	7,399,000	10/21/19	108,254
USD	4,974,088	NZD	7,400,000	10/21/19	107,529
NOK	172,485,000	USD	19,904,795	10/25/19	(390,942)
SEK	219,131,000	USD	23,297,434	10/25/19	(477,495)
USD	7,089,062	NZD	10,565,000	10/29/19	140,115
USD	5,154,245	NZD	7,685,000	10/29/19	99,568
USD	4,042,074	NZD	6,024,000	10/29/19	79,891
USD	2,938,959	NZD	4,382,000	10/29/19	56,774
USD	17,637,795	ZAR	253,120,000	10/30/19	180,176
USD	13,602,509	ZAR	196,476,000	10/30/19	51,611
USD	125,344,254	EUR	111,047,450	1/10/20	792,752
USD	79,272,238	EUR	69,360,000	1/15/20	1,445,113
EUR	6,481,858	USD	7,383,646	1/22/20	(106,256)
USD	81,440,724	EUR	71,494,107	1/22/20	1,171,991
USD	67,304,445	EUR	59,084,337	1/22/20	968,560
USD	7,212,789	EUR	6,376,340	1/27/20	50,870
USD	5,248,675	EUR	4,640,000	1/27/20	37,018
USD	1,854,004	EUR	1,639,000	1/27/20	13,076
USD	20,514,342	KRW	24,030,500,000	1/29/20	159,577
USD	13,253,347	KRW	15,523,645,119	1/29/20	104,218
USD	21,557,646	EUR	19,083,051	1/31/20	116,346

					$19,435,620

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	19,083,051	USD	21,218,731	Standard Chartered Bank	8/1/19	$—	$(93,785)
EUR	43,220,188	USD	48,145,128	Standard Chartered Bank	8/1/19	—	(300,361)
EUR	24,137,137	USD	27,943,322	Standard Chartered Bank	8/1/19	—	(1,223,501)
JPY	3,078,086,798	USD	28,331,601	Standard Chartered Bank	8/1/19	—	(37,762)
JPY	3,078,086,798	USD	28,568,787	Standard Chartered Bank	8/1/19	—	(274,947)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	50,035,579	EUR	43,220,188	Standard Chartered Bank	8/1/19	$2,190,812	$—
USD	26,887,563	EUR	24,137,137	Standard Chartered Bank	8/1/19	167,742	—
USD	21,257,565	EUR	19,083,051	Standard Chartered Bank	8/1/19	132,619	—
USD	28,331,601	JPY	3,078,086,798	Standard Chartered Bank	8/1/19	37,762	—
USD	28,330,037	JPY	3,078,086,798	Standard Chartered Bank	8/1/19	36,197	—
BRL	38,197,000	USD	10,145,555	Standard Chartered Bank	8/2/19	—	(136,777)
BRL	37,095,000	USD	9,910,500	Standard Chartered Bank	8/2/19	—	(190,479)
BRL	125,485,000	USD	33,457,162	Standard Chartered Bank	8/2/19	—	(576,268)
USD	33,330,235	BRL	125,485,000	Standard Chartered Bank	8/2/19	449,340	—
USD	10,207,561	BRL	38,197,000	Standard Chartered Bank	8/2/19	198,783	—
USD	9,852,851	BRL	37,095,000	Standard Chartered Bank	8/2/19	132,831	—
USD	233,537	ZAR	3,308,000	Standard Chartered Bank	8/2/19	2,914	—
USD	3,143,203	ZAR	44,532,000	UBS AG	8/2/19	38,576	—
ZAR	47,840,000	USD	3,365,696	Standard Chartered Bank	8/2/19	—	(30,445)
EUR	11,160,137	RON	53,697,000	The Toronto-Dominion Bank	8/5/19	—	(211,050)
RON	53,697,000	EUR	11,318,452	The Toronto-Dominion Bank	8/5/19	35,753	—
TRY	55,481,000	USD	9,739,489	Goldman Sachs International	8/5/19	185,505	—
TRY	49,459,000	USD	8,682,349	Goldman Sachs International	8/5/19	165,370	—
USD	5,070,933	EGP	84,000,000	HSBC Bank USA, N.A.	8/5/19	—	(4,596)
HUF	2,381,556,326	EUR	7,355,538	Citibank, N.A.	8/8/19	—	(60,154)
ZAR	57,282,000	USD	4,054,398	Goldman Sachs International	8/12/19	—	(65,660)
PHP	390,500,000	USD	7,404,949	Goldman Sachs International	8/13/19	263,272	—
UGX	2,576,770,000	USD	668,596	Citibank, N.A.	8/13/19	27,230	—
EGP	169,410,000	USD	9,652,661	Goldman Sachs International	8/14/19	553,022	—
EUR	3,242,491	RON	15,598,500	BNP Paribas	8/14/19	—	(57,941)
RON	15,598,500	EUR	3,284,379	BNP Paribas	8/14/19	11,527	—
UGX	3,610,435,000	USD	941,198	Standard Chartered Bank	8/14/19	33,558	—
TWD	2,032,145,883	USD	65,615,807	Standard Chartered Bank	8/15/19	—	(272,150)
EUR	7,159,634	RSD	844,801,000	JPMorgan Chase Bank, N.A.	8/19/19	—	(6,839)
EUR	3,368,781	RSD	399,470,000	JPMorgan Chase Bank, N.A.	8/19/19	—	(21,748)
OMR	12,921,000	USD	32,464,824	Standard Chartered Bank	8/19/19	1,083,493	—
USD	65,799,138	OMR	26,714,450	Standard Chartered Bank	8/19/19	—	(3,562,740)
ARS	32,970,292	USD	745,934	Citibank, N.A.	8/20/19	—	(12,823)
ARS	41,073,500	USD	931,055	Citibank, N.A.	8/20/19	—	(17,765)
USD	5,613,300	ARS	245,581,894	BNP Paribas	8/20/19	152,664	—
EUR	8,733,731	RON	42,055,000	Citibank, N.A.	8/21/19	—	(159,746)
OMR	10,079,000	USD	25,308,223	BNP Paribas	8/21/19	860,312	—
RON	42,055,000	EUR	8,842,429	Citibank, N.A.	8/21/19	39,235	—
USD	11,828,938	OMR	4,799,000	BNP Paribas	8/21/19	—	(630,910)
USD	13,012,939	OMR	5,280,000	BNP Paribas	8/21/19	—	(695,749)
EUR	17,252,146	RON	83,022,500	Societe Generale	8/22/19	—	(302,080)
EUR	14,173,308	RSD	1,671,600,000	JPMorgan Chase Bank, N.A.	8/22/19	—	(2,102)
RON	61,663,500	EUR	12,975,916	Societe Generale	8/22/19	44,536	—
RON	21,359,000	EUR	4,491,337	Societe Generale	8/22/19	19,042	—
USD	3,603,153	CNH	24,784,000	Bank of America, N.A.	8/22/19	16,360	—
USD	3,081,004	CNH	21,192,000	Citibank, N.A.	8/22/19	14,053	—
USD	3,602,425	CNH	24,784,000	Standard Chartered Bank	8/22/19	15,632	—
USD	5,403,803	CNH	37,176,000	UBS AG	8/22/19	23,613	—
USD	3,603,226	CNH	24,784,000	UBS AG	8/22/19	16,433	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
CNH	183,840,000	USD	26,343,770	Citibank, N.A.	8/27/19	$261,212	$—
CNH	2,148,381	USD	313,253	Citibank, N.A.	8/27/19	—	(2,343)
CNH	192,000,000	USD	27,502,829	Standard Chartered Bank	8/27/19	283,053	—
USD	26,840,474	CNH	185,988,381	Citibank, N.A.	8/27/19	—	(75,418)
USD	27,722,029	CNH	192,000,000	Standard Chartered Bank	8/27/19	—	(63,853)
USD	13,674,848	MYR	57,500,000	Barclays Bank PLC	8/28/19	—	(243,037)
USD	5,681,845	MYR	23,895,000	UBS AG	8/28/19	—	(101,944)
EGP	90,320,000	USD	4,532,999	HSBC Bank USA, N.A.	9/4/19	879,701	—
THB	879,968,000	USD	27,741,740	Standard Chartered Bank	9/5/19	893,280	—
USD	1,855,242	THB	56,891,000	Standard Chartered Bank	9/5/19	3,953	—
USD	1,449,503	THB	44,659,549	Standard Chartered Bank	9/5/19	—	(3,762)
USD	24,540,273	THB	778,417,451	Standard Chartered Bank	9/5/19	—	(790,193)
EUR	3,605,257	USD	4,005,711	Goldman Sachs International	9/6/19	—	(3,529)
EUR	541,257	USD	605,226	Goldman Sachs International	9/6/19	—	(4,379)
USD	2,616,717	EUR	2,339,157	Goldman Sachs International	9/6/19	20,028	—
USD	1,539,094	EUR	1,376,420	Goldman Sachs International	9/6/19	11,135	—
USD	1,523,413	EUR	1,362,397	Goldman Sachs International	9/6/19	11,022	—
USD	1,274,732	EUR	1,140,000	Goldman Sachs International	9/6/19	9,223	—
USD	746,252	EUR	667,378	Goldman Sachs International	9/6/19	5,399	—
USD	606,168	EUR	541,871	Goldman Sachs International	9/6/19	4,639	—
USD	4,868,500	EUR	4,381,793	Goldman Sachs International	9/6/19	4,290	—
USD	537,185	EUR	480,407	Goldman Sachs International	9/6/19	3,886	—
EGP	3,920,000	USD	195,219	Deutsche Bank AG	9/9/19	39,384	—
MAD	35,314,000	USD	3,658,913	Societe Generale	9/13/19	—	(2,521)
THB	873,822,000	USD	27,901,590	Standard Chartered Bank	9/13/19	539,050	—
USD	59,225,817	THB	1,854,834,133	Standard Chartered Bank	9/13/19	—	(1,144,225)
USD	10,595,440	BHD	4,066,000	Credit Agricole Corporate and Investment Bank	9/18/19	—	(186,521)
USD	10,583,368	BHD	4,067,400	Credit Agricole Corporate and Investment Bank	9/18/19	—	(202,305)
EUR	30,881,053	RSD	3,641,802,594	Citibank, N.A.	9/19/19	89,021	—
MAD	50,000,000	USD	5,127,153	Credit Agricole Corporate and Investment Bank	9/19/19	49,304	—
USD	5,966,146	BHD	2,291,000	Bank of America, N.A.	9/19/19	—	(108,938)
USD	10,161,458	BHD	3,902,000	Bank of America, N.A.	9/19/19	—	(185,542)
USD	24,030,909	TWD	755,700,000	UBS AG	9/20/19	—	(287,135)
UGX	17,140,581,146	USD	4,448,633	Citibank, N.A.	9/23/19	140,525	—
USD	7,935,673	BHD	3,053,250	Credit Agricole Corporate and Investment Bank	9/23/19	—	(160,446)
USD	9,650,377	BHD	3,712,500	Standard Chartered Bank	9/25/19	—	(193,691)
USD	15,458,146	KRW	17,875,800,000	UBS AG	9/26/19	387,555	—
THB	237,683,000	USD	7,717,356	Standard Chartered Bank	9/30/19	21,858	—
THB	237,683,000	USD	7,718,295	Standard Chartered Bank	9/30/19	20,919	—
THB	142,610,000	USD	4,628,692	Standard Chartered Bank	9/30/19	14,843	—
THB	91,142,000	USD	2,966,886	Standard Chartered Bank	9/30/19	796	—
UGX	3,654,323,000	USD	953,882	Standard Chartered Bank	9/30/19	23,057	—
USD	6,826,442	BHD	2,592,000	Credit Agricole Corporate and Investment Bank	9/30/19	—	(46,256)
USD	3,753,987	BHD	1,424,000	Standard Chartered Bank	9/30/19	—	(21,754)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	4,142,134	THB	126,916,000	Standard Chartered Bank	9/30/19	$9,613	$—
USD	6,198,281	THB	190,374,000	Standard Chartered Bank	9/30/19	—	(501)
USD	3,662,868	THB	112,524,190	Standard Chartered Bank	9/30/19	—	(1,041)
USD	4,122,020	THB	126,917,000	Standard Chartered Bank	9/30/19	—	(10,534)
USD	5,152,443	THB	158,645,000	Standard Chartered Bank	9/30/19	—	(13,208)
USD	5,221,953	THB	160,837,451	Standard Chartered Bank	9/30/19	—	(15,087)
USD	5,714,633	THB	176,067,854	Standard Chartered Bank	9/30/19	—	(18,325)
USD	9,528,865	THB	293,443,756	Standard Chartered Bank	9/30/19	—	(25,979)
USD	9,527,834	THB	293,443,000	Standard Chartered Bank	9/30/19	—	(26,985)
XOF	1,077,245,994	EUR	1,578,845	Societe Generale	9/30/19	55,165	—
USD	6,642,918	MYR	27,505,000	UBS AG	10/2/19	—	(19,308)
USD	5,792,247	BHD	2,226,250	Standard Chartered Bank	10/3/19	—	(110,553)
XOF	636,110,000	EUR	932,508	ICBC Standard Bank plc	10/4/19	31,735	—
BHD	1,016,000	USD	2,681,446	Standard Chartered Bank	10/7/19	12,388	—
BHD	1,218,000	USD	3,217,116	Standard Chartered Bank	10/7/19	12,304	—
BHD	1,016,000	USD	2,682,154	Standard Chartered Bank	10/7/19	11,680	—
BHD	1,040,000	USD	2,748,051	Standard Chartered Bank	10/7/19	9,417	—
USD	3,800,728	BHD	1,461,000	Standard Chartered Bank	10/7/19	—	(72,984)
USD	9,089,370	BHD	3,490,500	Standard Chartered Bank	10/7/19	—	(165,382)
USD	9,652,010	BHD	3,709,750	Standard Chartered Bank	10/7/19	—	(184,065)
EGP	79,595,000	USD	4,376,237	HSBC Bank USA, N.A.	10/10/19	347,904	—
EUR	7,386,303	PLN	31,603,117	Standard Chartered Bank	10/10/19	54,469	—
EGP	62,751,800	USD	3,453,119	HSBC Bank USA, N.A.	10/15/19	266,324	—
UGX	8,416,829,000	USD	2,173,207	Citibank, N.A.	10/15/19	69,430	—
UGX	4,108,992,000	USD	1,060,933	Citibank, N.A.	10/15/19	33,895	—
UGX	3,176,933,000	USD	816,902	Citibank, N.A.	10/15/19	29,581	—
USD	3,853,151	BHD	1,482,500	Bank of America, N.A.	10/15/19	—	(77,440)
AED	31,914,000	USD	8,681,247	Standard Chartered Bank	10/16/19	4,629	—
AED	11,286,000	USD	3,071,856	Standard Chartered Bank	10/16/19	—	(201)
USD	11,710,491	AED	43,200,000	Standard Chartered Bank	10/16/19	—	(47,040)
USD	10,582,236	BHD	4,067,600	Credit Agricole Corporate and Investment Bank	10/16/19	—	(202,256)
EGP	86,965,000	USD	4,795,423	Citibank, N.A.	10/17/19	356,415	—
EGP	66,952,200	USD	3,701,061	Standard Chartered Bank	10/23/19	258,814	—
UGX	6,936,150,000	USD	1,785,381	Standard Chartered Bank	10/23/19	59,429	—
EGP	25,020,000	USD	1,378,133	Citibank, N.A.	10/24/19	101,273	—
UGX	3,915,920,000	USD	1,014,487	Citibank, N.A.	10/25/19	26,566	—
USD	6,924,975	ZAR	100,194,000	UBS AG	10/30/19	14,621	—
UGX	6,921,870,000	USD	1,785,382	Standard Chartered Bank	10/31/19	52,344	—
USD	2,769,990	BHD	1,067,000	Bank of America, N.A.	10/31/19	—	(58,794)
USD	3,836,968	BHD	1,478,000	Bank of America, N.A.	11/4/19	—	(81,378)
XOF	1,059,944,000	EUR	1,554,170	ICBC Standard Bank plc	11/5/19	44,343	—
EGP	52,767,000	USD	2,923,380	Citibank, N.A.	11/12/19	180,561	—
EGP	114,120,000	USD	6,322,438	Bank of America, N.A.	11/13/19	388,637	—
EGP	122,600,000	USD	6,799,778	Morgan Stanley & Co. International PLC	11/14/19	407,979	—
UGX	3,552,763,000	USD	912,134	Standard Chartered Bank	11/20/19	26,875	—
UGX	7,669,473,000	USD	1,966,532	Citibank, N.A.	11/26/19	57,807	—
EGP	38,275,000	USD	2,134,095	Citibank, N.A.	11/27/19	108,027	—
USD	14,100,690	ZAR	203,198,000	Standard Chartered Bank	11/29/19	137,821	—
USD	3,316,832	ZAR	47,840,000	Standard Chartered Bank	11/29/19	29,479	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EGP	9,793,000	USD	558,961	Goldman Sachs International	12/16/19	$11,704	$—
EGP	124,000,000	USD	6,800,110	Morgan Stanley & Co. International PLC	12/16/19	425,719	—
MAD	48,765,000	USD	4,993,856	Credit Agricole Corporate and Investment Bank	12/20/19	41,289	—
USD	14,903,031	BHD	5,625,000	BNP Paribas	12/23/19	—	(6,715)
AED	51,000,000	USD	13,875,663	Standard Chartered Bank	2/3/20	—	(3,586)
TRY	1,826,000	USD	264,830	Goldman Sachs International	2/3/20	41,590	—
TRY	56,075,000	USD	12,210,125	Goldman Sachs International	2/3/20	—	(2,800,226)
TRY	75,000,000	USD	16,383,058	Goldman Sachs International	2/3/20	—	(3,797,370)
TRY	105,714,000	USD	23,012,321	Goldman Sachs International	2/3/20	—	(5,272,543)
TRY	137,406	USD	19,923	JPMorgan Chase Bank, N.A.	2/3/20	3,135	—
TRY	22,380,694	USD	4,837,709	JPMorgan Chase Bank, N.A.	2/3/20	—	(1,082,024)
TRY	24,435,900	USD	5,260,689	JPMorgan Chase Bank, N.A.	2/3/20	—	(1,160,121)
USD	35,157,716	AED	129,626,500	Standard Chartered Bank	2/3/20	—	(100,889)
USD	47,022,367	TRY	238,615,000	Goldman Sachs International	2/3/20	6,980,582	—
USD	9,296,901	TRY	46,954,000	JPMorgan Chase Bank, N.A.	2/3/20	1,417,590	—
AED	108,000,000	USD	29,380,560	Standard Chartered Bank	2/10/20	—	(5,440)
EGP	140,315,000	USD	7,556,004	Goldman Sachs International	2/10/20	496,378	—
TRY	373,541	USD	54,154	Deutsche Bank AG	2/10/20	8,383	—
TRY	65,656,459	USD	14,248,363	Deutsche Bank AG	2/10/20	—	(3,256,263)
TRY	538,000	USD	77,354	Standard Chartered Bank	2/10/20	12,717	—
TRY	56,075,000	USD	12,196,846	Standard Chartered Bank	2/10/20	—	(2,808,858)
TRY	65,656,000	USD	14,263,741	Standard Chartered Bank	2/10/20	—	(3,271,717)
USD	46,457,938	AED	171,309,000	Standard Chartered Bank	2/10/20	—	(136,714)
USD	61,108,343	AED	225,318,683	Standard Chartered Bank	2/10/20	—	(176,502)
USD	13,012,119	TRY	66,030,000	Deutsche Bank AG	2/10/20	1,957,481	—
USD	24,106,664	TRY	122,269,000	Standard Chartered Bank	2/10/20	3,636,582	—
TRY	80,401,306	USD	17,459,567	Goldman Sachs International	2/14/20	—	(4,016,795)
TRY	743,459	USD	106,819	Standard Chartered Bank	2/14/20	17,484	—
TRY	83,851,541	USD	18,214,737	Standard Chartered Bank	2/14/20	—	(4,195,099)
USD	16,049,767	TRY	80,401,306	Goldman Sachs International	2/14/20	2,606,994	—
USD	16,600,142	TRY	84,595,000	Standard Chartered Bank	2/14/20	2,456,201	—
USD	7,349,695	BHD	2,830,000	Bank of America, N.A.	2/18/20	—	(149,651)
USD	3,505,583	BHD	1,350,000	Credit Agricole Corporate and Investment Bank	3/12/20	—	(71,316)
USD	4,750,977	OMR	1,884,000	Standard Chartered Bank	3/12/20	—	(120,795)
UGX	16,904,446,000	USD	4,207,179	Citibank, N.A.	3/23/20	129,852	—
UGX	16,908,653,925	USD	4,207,179	Citibank, N.A.	3/25/20	128,647	—
USD	3,787,879	OMR	1,500,000	Credit Agricole Corporate and Investment Bank	4/6/20	—	(88,167)
UGX	1,574,165,000	USD	390,709	Standard Chartered Bank	4/14/20	10,834	—
UGX	3,849,800,000	USD	959,093	Citibank, N.A.	4/20/20	21,384	—
EGP	18,550,000	USD	971,459	Goldman Sachs International	4/21/20	72,978	—
EGP	56,500,000	USD	2,958,115	HSBC Bank USA, N.A.	4/21/20	223,053	—
EGP	147,335,000	USD	7,734,121	Goldman Sachs International	5/7/20	526,246	—
EGP	136,520,000	USD	7,185,263	Societe Generale	5/13/20	456,611	—
AED	14,203,000	USD	3,863,185	Standard Chartered Bank	5/21/20	—	(1,988)
USD	3,854,797	AED	14,203,000	Standard Chartered Bank	5/21/20	—	(6,400)
USD	4,904,943	OMR	1,935,000	Standard Chartered Bank	5/21/20	—	(88,414)
USD	605,446	GHS	3,669,000	ICBC Standard Bank plc	5/22/20	—	(6,693)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	1,222,772	GHS	7,410,000	ICBC Standard Bank plc	5/22/20	$—	$(13,518)
USD	502,391	GHS	3,047,000	JPMorgan Chase Bank, N.A.	5/22/20	—	(5,973)
USD	1,243,931	GHS	7,532,000	JPMorgan Chase Bank, N.A.	5/22/20	—	(12,714)
USD	1,518,294	GHS	9,254,000	ICBC Standard Bank plc	5/26/20	—	(23,355)
USD	494,042	GHS	3,039,000	JPMorgan Chase Bank, N.A.	5/29/20	—	(11,669)
USD	249,552	GHS	1,531,000	Standard Chartered Bank	5/29/20	—	(5,217)
USD	624,544	GHS	3,855,000	JPMorgan Chase Bank, N.A.	6/3/20	—	(15,766)
USD	2,036,846	GHS	12,659,000	Standard Chartered Bank	6/4/20	—	(65,017)
USD	765,133	GHS	4,740,000	JPMorgan Chase Bank, N.A.	6/8/20	—	(20,718)
USD	1,288,382	GHS	7,901,000	Standard Chartered Bank	6/8/20	—	(21,536)
UGX	3,554,626,000	USD	880,076	Standard Chartered Bank	6/15/20	10,922	—
USD	1,259,464	GHS	7,752,000	Standard Chartered Bank	6/15/20	—	(22,431)
USD	741,998	GHS	4,567,000	JPMorgan Chase Bank, N.A.	6/17/20	—	(12,658)
USD	739,595	GHS	4,567,000	Standard Chartered Bank	6/19/20	—	(14,505)
USD	1,035,855	GHS	6,298,000	JPMorgan Chase Bank, N.A.	6/22/20	—	(2,918)
UGX	3,964,490,000	USD	989,391	Citibank, N.A.	6/26/20	1,178	—
USD	936,339	GHS	5,795,000	JPMorgan Chase Bank, N.A.	6/26/20	—	(18,066)
UGX	19,325,459,000	USD	4,845,295	Standard Chartered Bank	7/2/20	—	(24,998)
USD	1,302,249	GHS	7,985,000	Citibank, N.A.	7/2/20	—	(9,943)
UGX	16,955,721,000	USD	4,258,092	Standard Chartered Bank	7/10/20	—	(38,626)
USD	1,284,910	GHS	7,872,000	JPMorgan Chase Bank, N.A.	7/13/20	—	(3,515)
BRL	38,197,000	USD	9,913,653	Standard Chartered Bank	7/23/20	—	(168,209)
USD	9,910,408	BRL	38,197,000	Standard Chartered Bank	7/23/20	164,964	—
USD	4,940,466	OMR	1,946,000	Deutsche Bank AG	8/27/20	—	(65,619)
USD	5,479,625	OMR	2,165,000	BNP Paribas	2/16/21	—	(61,383)
USD	46,099,201	OMR	18,170,000	Standard Chartered Bank	3/10/21	—	(374,130)
USD	23,189,500	OMR	9,138,750	Standard Chartered Bank	3/29/21	—	(171,543)
USD	23,457,728	AED	86,430,000	BNP Paribas	4/5/21	2,987	—
USD	100,000,000	AED	368,410,000	Credit Agricole Corporate and Investment Bank	4/5/21	23,589	—
USD	13,779,125	AED	50,749,895	BNP Paribas	4/8/21	7,242	—
USD	6,889,064	AED	25,380,000	BNP Paribas	4/8/21	1,751	—
USD	77,166,210	AED	284,180,000	Standard Chartered Bank	4/8/21	48,934	—
USD	61,323,814	AED	225,892,400	Standard Chartered Bank	4/8/21	23,910	—
USD	9,084,659	OMR	3,568,000	BNP Paribas	4/8/21	—	(33,395)
USD	7,091,855	OMR	2,781,000	Standard Chartered Bank	4/26/21	—	(11,244)
USD	17,461,490	OMR	6,858,000	Standard Chartered Bank	5/27/21	—	(38,903)
USD	9,440,346	OMR	3,711,000	BNP Paribas	7/6/21	—	(18,324)
USD	9,949,641	OMR	3,912,000	Standard Chartered Bank	7/6/21	—	(21,341)
USD	8,422,392	OMR	3,310,000	BNP Paribas	7/19/21	—	(10,977)

						$35,833,755	$(47,849,728)

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Commodity Futures
WTI Crude Oil	585	Long	1/17/20	$33,976,800	$(925,696)
WTI Crude Oil	603	Short	9/19/19	(35,353,890)	1,188,852
Equity Futures
SPI 200 Index	70	Long	9/19/19	8,047,450	289,000
TOPIX Index	164	Long	9/12/19	23,513,038	131,846
Interest Rate Futures
5-Year USD Deliverable Interest Rate Swap	76	Short	9/16/19	(8,033,437)	(39,753)
10-Year USD Deliverable Interest Rate Swap	143	Short	9/16/19	(15,667,437)	(248,015)
Euro-Bobl	295	Short	9/6/19	(44,086,293)	(363,849)
U.S. 2-Year Treasury Note	503	Short	9/30/19	(107,846,344)	(149,329)
U.S. 5-Year Treasury Note	898	Short	9/30/19	(105,564,110)	(645,438)

					$(762,382)

WTI: West Texas Intermediate

Centrally Cleared Inflation Swaps

Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/ Unrealized Appreciation (Depreciation)
EUR	13,634	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.57% (pays upon termination)	8/15/32	$(834,105)
EUR	13,669	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.59% (pays upon termination)	8/15/32	(880,889)
EUR	13,346	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.60% (pays upon termination)	8/15/32	(903,785)
EUR	13,427	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.64% (pays upon termination)	10/15/32	(987,232)
EUR	13,634	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.77% (pays upon termination)	8/15/42	1,825,707
EUR	13,669	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.78% (pays upon termination)	8/15/42	1,846,359
EUR	13,346	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.79% (pays upon termination)	8/15/42	1,893,879
EUR	13,427	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.85% (pays upon termination)	10/15/42	2,160,721
EUR	1,231	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.90% (pays upon termination)	8/4/47	260,537

Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/ Unrealized Appreciation (Depreciation)
USD	74,987	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.73% (pays upon termination)	6/21/24	$444,830
USD	36,990	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.88% (pays upon termination)	7/15/24	(76,538)
USD	80,820	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.17% (pays upon termination)	4/16/29	(1,389,391)
USD	3,927	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.16% (pays upon termination)	8/4/47	(130,046)
USD	6,107	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.13% (pays upon termination)	8/22/47	(145,678)
USD	6,072	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	8/25/47	(170,559)
USD	6,054	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	9/1/47	(174,809)
USD	5,275	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.22% (pays upon termination)	10/5/47	(263,693)

							$2,475,308

CPI-U (NSA)	-	Consumer Price Index All Urban Non-Seasonally Adjusted

HICP	-	Harmonised Indices of Consumer Prices

Centrally Cleared Interest Rate Swaps
Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
BRL	1,204,300	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.04% (pays upon termination)	1/2/20	$(413,710)	$—	$(413,710)
BRL	1,599,524	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.05% (pays upon termination)	1/2/20	(571,228)	—	(571,228)
CAD	155,500	Receives	3-month Canadian Bankers Acceptances (pays quarterly)	1.80% (pays semi-annually)	6/11/24	(38,952)	—	(38,952)
CNY	102,100	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.18% (pays quarterly)	4/30/24	229,960	—	229,960
CNY	102,100	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.18% (pays quarterly)	4/30/24	228,309	—	228,309
CNY	163,300	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.18% (pays quarterly)	4/30/24	370,442	—	370,442
CNY	306,300	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.18% (pays quarterly)	4/30/24	684,928	—	684,928
CNY	29,590	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	15,113	—	15,113
CNY	59,180	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	29,218	—	29,218

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CNY	59,180	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	$28,412	$—	$28,412
CNY	78,906	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	36,270	—	36,270
CNY	90,742	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	46,347	—	46,347
CNY	118,359	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	58,436	—	58,436
CNY	39,453	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.87% (pays quarterly)	6/10/24	11,081	—	11,081
CNY	77,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.96% (pays quarterly)	6/12/24	65,681	—	65,681
CNY	147,200	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.95% (pays quarterly)	6/12/24	115,539	—	115,539
CNY	180,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.94% (pays quarterly)	6/12/24	135,156	—	135,156
CNY	231,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.94% (pays quarterly)	6/12/24	170,776	—	170,776
CNY	42,255	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.22% (pays quarterly)	6/19/24	109,934	—	109,934
CNY	147,945	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.22% (pays quarterly)	6/19/24	384,905	—	384,905
EUR	2,713	Receives	6-month EURIBOR (pays semi-annually)	0.25% (pays annually)	9/20/22	(73,772)	7,885	(65,887)
EUR	7,400	Receives	6-month EURIBOR (pays semi-annually)	1.00% (pays annually)	3/21/23	(461,715)	187,091	(274,624)
EUR	36,427	Receives	6-month EURIBOR (pays semi-annually)	0.40% (pays annually)	10/4/23	(1,495,994)	34,564	(1,461,430)
EUR	2,800	Receives	6-month EURIBOR (pays semi-annually)	(0.30)% (pays annually)	7/23/24	(7,034)	—	(7,034)
EUR	6,627	Receives	6-month EURIBOR (pays semi-annually)	0.11% (pays annually)	7/23/29	(81,579)	27,456	(54,123)
EUR	9,608	Receives	6-month EURIBOR (pays semi-annually)	0.80% (pays annually)	7/16/49	(831,515)	11,093	(820,422)
GBP	23,102	Receives	6-month GBP LIBOR (pays semi-annually)	1.49% (pays semi-annually)	2/28/29	(1,771,631)	—	(1,771,631)
GBP	26,040	Receives	6-month GBP LIBOR (pays semi-annually)	1.49% (pays semi-annually)	2/28/29	(1,998,949)	—	(1,998,949)
HUF	2,635,868	Receives	6-month HUF BUBOR (pays semi-annually)	1.27% (pays annually)	12/13/21	(225,145)	—	(225,145)
HUF	6,569,260	Receives	6-month HUF BUBOR (pays semi-annually)	1.46% (pays annually)	1/12/22	(676,874)	—	(676,874)
HUF	6,043,740	Receives	6-month HUF BUBOR (pays semi-annually)	1.44% (pays annually)	1/13/22	(608,624)	—	(608,624)
HUF	3,930,924	Receives	6-month HUF BUBOR (pays semi-annually)	1.25% (pays annually)	2/6/23	(328,813)	—	(328,813)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
HUF	3,816,789	Receives	6-month HUF BUBOR (pays semi-annually)	1.27% (pays annually)	2/7/23	$(325,335)	$—	$(325,335)
HUF	4,258,000	Receives	6-month HUF BUBOR (pays semi-annually)	1.19% (pays annually)	3/12/23	(305,645)	—	(305,645)
HUF	2,129,000	Receives	6-month HUF BUBOR (pays semi-annually)	1.15% (pays annually)	3/13/23	(139,736)	—	(139,736)
HUF	2,732,961	Receives	6-month HUF BUBOR (pays semi-annually)	1.82% (pays annually)	6/15/23	(403,857)	—	(403,857)
HUF	558,039	Receives	6-month HUF BUBOR (pays semi-annually)	1.89% (pays annually)	6/18/23	(87,337)	—	(87,337)
HUF	3,485,900	Receives	6-month HUF BUBOR (pays semi-annually)	1.92% (pays annually)	7/28/26	(630,557)	—	(630,557)
HUF	964,125	Receives	6-month HUF BUBOR (pays semi-annually)	1.93% (pays annually)	9/21/26	(227,341)	—	(227,341)
HUF	957,698	Receives	6-month HUF BUBOR (pays semi-annually)	2.14% (pays annually)	10/13/26	(276,237)	—	(276,237)
HUF	2,436,021	Receives	6-month HUF BUBOR (pays semi-annually)	2.09% (pays annually)	10/19/26	(665,400)	—	(665,400)
HUF	1,218,150	Receives	6-month HUF BUBOR (pays semi-annually)	2.08% (pays annually)	10/28/26	(326,414)	—	(326,414)
HUF	3,015,613	Receives	6-month HUF BUBOR (pays semi-annually)	2.06% (pays annually)	10/28/26	(798,278)	—	(798,278)
HUF	1,825,240	Receives	6-month HUF BUBOR (pays semi-annually)	2.09% (pays annually)	11/2/26	(491,817)	—	(491,817)
HUF	1,222,117	Receives	6-month HUF BUBOR (pays semi-annually)	2.18% (pays annually)	11/3/26	(360,497)	—	(360,497)
HUF	1,198,308	Receives	6-month HUF BUBOR (pays semi-annually)	2.15% (pays annually)	11/7/26	(342,693)	—	(342,693)
HUF	1,190,373	Receives	6-month HUF BUBOR (pays semi-annually)	2.12% (pays annually)	11/8/26	(330,793)	—	(330,793)
HUF	3,277,496	Receives	6-month HUF BUBOR (pays semi-annually)	2.14% (pays annually)	11/10/26	(929,699)	—	(929,699)
HUF	2,735,497	Receives	6-month HUF BUBOR (pays semi-annually)	2.97% (pays annually)	6/18/28	(1,277,974)	—	(1,277,974)
JPY	1,425,700	Receives	6-month JPY-LIBOR (pays semi-annually)	0.86% (pays semi-annually)	6/19/47	(1,830,222)	—	(1,830,222)
JPY	1,425,900	Receives	6-month JPY-LIBOR (pays semi-annually)	0.85% (pays semi-annually)	6/19/47	(1,819,665)	—	(1,819,665)
JPY	674,734	Receives	6-month JPY-LIBOR (pays semi-annually)	0.95% (pays semi-annually)	12/18/47	(1,028,378)	—	(1,028,378)
NZD	30,800	Receives	3-month NZD Bank Bill (pays quarterly)	3.40% (pays semi-annually)	4/28/27	(2,993,538)	—	(2,993,538)
NZD	95,900	Receives	3-month NZD Bank Bill (pays quarterly)	3.17% (pays semi-annually)	6/26/27	(7,877,494)	—	(7,877,494)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
NZD	39,000	Receives	3-month NZD Bank Bill (pays quarterly)	3.13% (pays semi-annually)	1/9/28	$(3,209,648)	$—	$(3,209,648)
NZD	39,000	Receives	3-month NZD Bank Bill (pays quarterly)	3.13% (pays semi-annually)	1/9/28	(3,214,777)	—	(3,214,777)
NZD	11,120	Receives	3-month NZD Bank Bill (pays quarterly)	2.49% (pays semi-annually)	2/22/29	(603,189)	—	(603,189)
NZD	13,700	Receives	3-month NZD Bank Bill (pays quarterly)	2.50% (pays semi-annually)	2/22/29	(749,454)	—	(749,454)
PLN	38,447	Pays	6-month PLN WIBOR (pays semi-annually)	2.41% (pays annually)	12/13/21	278,834	—	278,834
PLN	95,706	Pays	6-month PLN WIBOR (pays semi-annually)	2.46% (pays annually)	1/12/22	724,562	—	724,562
PLN	98,984	Pays	6-month PLN WIBOR (pays semi-annually)	2.44% (pays annually)	1/13/22	735,306	—	735,306
PLN	56,176	Pays	6-month PLN WIBOR (pays semi-annually)	2.73% (pays annually)	2/6/23	541,444	—	541,444
PLN	55,640	Pays	6-month PLN WIBOR (pays semi-annually)	2.69% (pays annually)	2/7/23	512,062	—	512,062
PLN	60,280	Pays	6-month PLN WIBOR (pays semi-annually)	2.45% (pays annually)	3/12/23	407,426	—	407,426
PLN	20,260	Pays	6-month PLN WIBOR (pays semi-annually)	2.51% (pays annually)	6/15/23	144,794	—	144,794
PLN	8,210	Pays	6-month PLN WIBOR (pays semi-annually)	2.53% (pays annually)	6/18/23	60,235	—	60,235
PLN	49,240	Pays	6-month PLN WIBOR (pays semi-annually)	2.23% (pays annually)	7/28/26	265,920	—	265,920
PLN	35,503	Pays	6-month PLN WIBOR (pays semi-annually)	2.22% (pays annually)	8/1/26	318,877	—	318,877
PLN	12,853	Pays	6-month PLN WIBOR (pays semi-annually)	2.28% (pays annually)	9/21/26	126,312	—	126,312
PLN	47,555	Pays	6-month PLN WIBOR (pays semi-annually)	2.30% (pays annually)	9/21/26	485,777	—	485,777
PLN	13,591	Pays	6-month PLN WIBOR (pays semi-annually)	2.49% (pays annually)	10/13/26	187,865	—	187,865
PLN	13,817	Pays	6-month PLN WIBOR (pays semi-annually)	2.47% (pays annually)	10/19/26	185,213	—	185,213
PLN	20,724	Pays	6-month PLN WIBOR (pays semi-annually)	2.46% (pays annually)	10/19/26	273,791	—	273,791
PLN	17,423	Pays	6-month PLN WIBOR (pays semi-annually)	2.47% (pays annually)	10/28/26	232,864	—	232,864
PLN	43,554	Pays	6-month PLN WIBOR (pays semi-annually)	2.46% (pays annually)	10/28/26	573,694	—	573,694
PLN	26,131	Pays	6-month PLN WIBOR (pays semi-annually)	2.50% (pays annually)	10/31/26	365,420	—	365,420

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
PLN	17,423	Pays	6-month PLN WIBOR (pays semi-annually)	2.54% (pays annually)	11/7/26	$255,766	$—	$255,766
PLN	17,421	Pays	6-month PLN WIBOR (pays semi-annually)	2.50% (pays annually)	11/8/26	242,195	—	242,195
PLN	9,965	Pays	6-month PLN WIBOR (pays semi-annually)	3.14% (pays annually)	2/7/28	253,591	(36,017)	217,574
PLN	6,154	Pays	6-month PLN WIBOR (pays semi-annually)	3.03% (pays annually)	6/18/28	137,657	—	137,657
SGD	71,000	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.45% (pays semi-annually)	10/22/23	1,723,483	—	1,723,483
SGD	19,000	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.44% (pays semi-annually)	10/23/23	456,503	—	456,503
SGD	50,640	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.08% (pays semi-annually)	12/13/23	652,000	—	652,000
SGD	53,070	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.09% (pays semi-annually)	12/13/23	687,530	—	687,530
USD	3,354	Receives	3-month USD-LIBOR (pays quarterly)	1.75% (pays semi-annually)	9/20/19	(8,640)	318	(8,322)
USD	2,100	Receives	3-month USD-LIBOR (pays quarterly)	2.30% (pays semi-annually)	1/30/20	(418)	—	(418)
USD	25,617	Receives	3-month USD-LIBOR (pays quarterly)	1.84% (pays semi-annually)	9/15/22	(95,334)	—	(95,334)
USD	39,231	Receives	3-month USD-LIBOR (pays quarterly)	1.87% (pays semi-annually)	9/18/22	(185,984)	—	(185,984)
USD	3,370	Receives	3-month USD-LIBOR (pays quarterly)	2.99% (pays semi-annually)	6/22/23	(150,156)	6,575	(143,581)
USD	4,853	Receives	3-month USD-LIBOR (pays quarterly)	2.22% (pays semi-annually)	3/28/24	(114,521)	—	(114,521)
USD	5,290	Receives	3-month USD-LIBOR (pays quarterly)	2.37% (pays semi-annually)	4/3/24	(162,718)	—	(162,718)
USD	3,301	Receives	3-month USD-LIBOR (pays quarterly)	2.15% (pays semi-annually)	5/17/24	(48,376)	—	(48,376)
USD	5,910	Receives	3-month USD-LIBOR (pays quarterly)	2.04% (pays semi-annually)	5/31/24	(58,671)	—	(58,671)
USD	2,733	Receives	3-month USD-LIBOR (pays quarterly)	1.95% (pays semi-annually)	6/13/24	(15,177)	—	(15,177)
USD	2,470	Receives	3-month USD-LIBOR (pays quarterly)	1.87% (pays semi-annually)	6/14/24	(5,531)	—	(5,531)
USD	186	Receives	3-month USD-LIBOR (pays quarterly)	1.75% (pays semi-annually)	7/5/24	602	—	602

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	885	Receives	3-month USD-LIBOR (pays quarterly)	1.84% (pays semi-annually)	7/11/24	$(927)	$—	$(927)
USD	2,455	Receives	3-month USD-LIBOR (pays quarterly)	1.85% (pays semi-annually)	7/15/24	(4,607)	—	(4,607)
USD	350	Receives	3-month USD-LIBOR (pays quarterly)	1.80% (pays semi-annually)	7/22/24	124	—	124
USD	11,500	Receives	3-month USD-LIBOR (pays quarterly)	1.78% (pays semi-annually)	7/29/24	14,399	—	14,399
USD	14,671	Receives	3-month USD-LIBOR (pays quarterly)	1.95% (pays semi-annually)	7/16/26	(94,558)	(2,040)	(96,598)
USD	47,201	Receives	3-month USD-LIBOR (pays quarterly)	2.18% (pays semi-annually)	9/19/27	(1,260,419)	—	(1,260,419)
USD	108,846	Receives	3-month USD-LIBOR (pays quarterly)	2.09% (pays semi-annually)	7/15/29	(1,385,246)	36,789	(1,348,457)
USD	2,100	Receives	3-month USD-LIBOR (pays quarterly)	1.98% (pays semi-annually)	7/23/29	(7,550)	(669)	(8,219)
USD	6,200	Receives	3-month USD-LIBOR (pays quarterly)	1.96% (pays semi-annually)	7/29/29	(8,788)	—	(8,788)
USD	10,500	Receives	3-month USD-LIBOR (pays quarterly)	1.96% (pays semi-annually)	7/29/29	(19,176)	—	(19,176)
USD	1,629	Receives	3-month USD-LIBOR (pays quarterly)	2.99% (pays semi-annually)	7/3/38	(77,378)	—	(77,378)
USD	2,895	Receives	3-month USD-LIBOR (pays quarterly)	2.98% (pays semi-annually)	7/5/38	(134,664)	—	(134,664)
USD	2,895	Receives	3-month USD-LIBOR (pays quarterly)	3.01% (pays semi-annually)	7/5/38	(141,161)	—	(141,161)
USD	3,763	Receives	3-month USD-LIBOR (pays quarterly)	3.01% (pays semi-annually)	7/5/38	(183,344)	—	(183,344)
USD	4,052	Receives	3-month USD-LIBOR (pays quarterly)	2.98% (pays semi-annually)	7/6/38	(189,066)	—	(189,066)
USD	6,233	Receives	3-month USD-LIBOR (pays quarterly)	2.97% (pays semi-annually)	7/7/38	(284,266)	—	(284,266)
USD	13,700	Receives	3-month USD-LIBOR (pays quarterly)	3.04% (pays semi-annually)	12/21/38	(687,549)	—	(687,549)
USD	10,359	Receives	3-month USD-LIBOR (pays quarterly)	2.80% (pays semi-annually)	3/27/39	(328,948)	(12,618)	(341,566)
USD	12,266	Pays	3-month USD-LIBOR (pays quarterly)	2.55% (pays semi-annually)	3/28/39	161,268	—	161,268
USD	13,741	Receives	3-month USD-LIBOR (pays quarterly)	2.81% (pays semi-annually)	3/28/39	(443,360)	—	(443,360)
USD	23,460	Receives	3-month USD-LIBOR (pays quarterly)	2.81% (pays semi-annually)	3/28/39	(753,498)	—	(753,498)
USD	40,887	Pays	3-month USD-LIBOR (pays quarterly)	2.54% (pays semi-annually)	3/28/39	501,486	—	501,486
USD	3,372	Receives	3-month USD-LIBOR (pays quarterly)	2.78% (pays semi-annually)	4/4/39	(100,789)	—	(100,789)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	3,138	Receives	3-month USD-LIBOR (pays quarterly)	2.94% (pays semi-annually)	4/18/39	$(132,212)	$—	$(132,212)
USD	6,276	Receives	3-month USD-LIBOR (pays quarterly)	2.94% (pays semi-annually)	4/18/39	(263,271)	—	(263,271)
USD	1,569	Receives	3-month USD-LIBOR (pays quarterly)	2.93% (pays semi-annually)	4/20/39	(64,075)	—	(64,075)
USD	2,039	Receives	3-month USD-LIBOR (pays quarterly)	2.93% (pays semi-annually)	4/20/39	(83,418)	—	(83,418)
USD	1,255	Receives	3-month USD-LIBOR (pays quarterly)	2.92% (pays semi-annually)	5/2/39	(50,250)	—	(50,250)
USD	1,883	Receives	3-month USD-LIBOR (pays quarterly)	2.91% (pays semi-annually)	5/3/39	(75,342)	—	(75,342)
USD	18,263	Receives	3-month USD-LIBOR (pays quarterly)	2.52% (pays semi-annually)	6/4/39	(197,129)	—	(197,129)
USD	0(1)	Receives	3-month USD-LIBOR (pays quarterly)	2.50% (pays semi-annually)	6/15/46	(9)	12	3
USD	8,500	Receives	3-month USD-LIBOR (pays quarterly)	2.75% (pays semi-annually)	9/21/46	(1,021,513)	1,487,817	466,304
USD	8,500	Pays	3-month USD-LIBOR (pays quarterly)	2.75% (pays semi-annually)	9/21/46	1,021,530	(1,642,641)	(621,111)
USD	6,032	Receives	3-month USD-LIBOR (pays quarterly)	2.73% (pays semi-annually)	4/4/49	(318,431)	—	(318,431)
USD	10,054	Receives	3-month USD-LIBOR (pays quarterly)	2.73% (pays semi-annually)	4/4/49	(531,416)	—	(531,416)
USD	16,757	Pays	3-month USD-LIBOR (pays quarterly)	2.52% (pays semi-annually)	4/4/49	422,012	—	422,012
USD	2,197	Receives	3-month USD-LIBOR (pays quarterly)	2.80% (pays semi-annually)	4/5/49	(136,093)	—	(136,093)
USD	10,041	Receives	3-month USD-LIBOR (pays quarterly)	2.80% (pays semi-annually)	4/5/49	(623,311)	—	(623,311)
USD	7,815	Receives	3-month USD-LIBOR (pays quarterly)	2.21% (pays semi-annually)	8/1/49	(60,121)	—	(60,121)
USD	3,351	Receives	3-month USD-LIBOR (pays quarterly)	2.65% (pays semi-annually)	4/4/59	(228,317)	—	(228,317)
USD	6,368	Receives	3-month USD-LIBOR (pays quarterly)	2.64% (pays semi-annually)	4/4/59	(425,344)	—	(425,344)

Total						$(36,321,533)	$105,615	$(36,215,918)

(1)	Notional amount is less than USD 500.

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/ Unrealized Appreciation (Depreciation)
Goldman Sachs International	CLP	25,665,399	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	2.72% (pays semi-annually)	6/27/24	$(542,801)
Goldman Sachs International	CLP	5,133,080	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	2.77% (pays semi-annually)	7/1/24	(123,853)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/ Unrealized Appreciation (Depreciation)
Goldman Sachs International	CLP	10,266,160	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	2.73% (pays semi-annually)	7/8/24	$(221,143)
Goldman Sachs International	CLP	38,498,099	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	2.71% (pays semi-annually)	7/10/24	(774,569)
Goldman Sachs International	CLP	15,765,888	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	2.69% (pays semi-annually)	7/11/24	(289,818)
Goldman Sachs International	CLP	5,133,080	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	2.46% (pays semi-annually)	7/23/24	(13,835)
Goldman Sachs International	CLP	20,898,950	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	2.44% (pays semi-annually)	7/26/24	(19,079)

							$(1,985,098)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Indonesia	$53,000	1.00% (pays quarterly)(1)	6/20/24	0.78%	$594,695	$181,785	$776,480
Turkey	2,160	1.00% (pays quarterly)(1)	6/20/20	1.90	(14,654)	23,947	9,293
Turkey	7,086	1.00% (pays quarterly)(1)	12/20/23	3.46	(673,123)	566,418	(106,705)

Total	$62,246				$(93,082)	$772,150	$679,068

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Malaysia	$202,100	1.00% (pays quarterly)(1)	6/20/24	$(5,170,459)	$3,035,947	$(2,134,512)
Markit CDX Emerging Markets Index (CDX.EM.31.V1)	105,127	1.00% (pays quarterly)(1)	6/20/24	2,684,243	(3,009,878)	(325,635)
Qatar	119,079	1.00% (pays quarterly)(1)	12/20/22	(2,917,386)	4,300	(2,913,086)
Qatar	12,396	1.00% (pays quarterly)(1)	12/20/23	(309,561)	100,446	(209,115)

Reference Entity	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Russia	$112,892	1.00% (pays quarterly)(1)	6/20/24	$(191,766)	$(1,850,542)	$(2,042,308)
South Africa	32,140	1.00% (pays quarterly)(1)	9/20/22	208,471	305,661	514,132

Total				$(5,696,458)	$(1,414,066)	$(7,110,524)

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Indonesia	Bank of America, N.A.	$5,500	1.00% (pays quarterly)(1)	6/20/24	0.78%	$61,714	$19,956	$81,670
Indonesia	Barclays Bank PLC	34,800	1.00% (pays quarterly)(1)	6/20/24	0.78	390,479	64,067	454,546
Indonesia	Citibank, N.A.	2,700	1.00% (pays quarterly)(1)	6/20/24	0.78	30,296	6,136	36,432
Indonesia	Goldman Sachs International	5,945	1.00% (pays quarterly)(1)	6/20/24	0.78	66,707	13,197	79,904
Indonesia	JPMorgan Chase Bank, N.A.	56,355	1.00% (pays quarterly)(1)	6/20/24	0.78	631,728	180,327	812,055
Turkey	Barclays Bank PLC	23,500	1.00% (pays quarterly)(1)	6/20/20	1.90	(159,432)	258,316	98,884
Turkey	BNP Paribas	10,000	1.00% (pays quarterly)(1)	6/20/20	1.90	(67,843)	97,452	29,609
Turkey	BNP Paribas	32,300	1.00% (pays quarterly)(1)	9/20/20	2.20	(399,465)	568,230	168,765
Turkey	Goldman Sachs International	25,000	1.00% (pays quarterly)(1)	6/20/20	1.90	(169,608)	240,807	71,199
Turkey	JPMorgan Chase Bank, N.A.	2,710	1.00% (pays quarterly)(1)	6/20/20	1.90	(18,386)	30,260	11,874
Turkey	Nomura International PLC	6,900	1.00% (pays quarterly)(1)	6/20/20	1.90	(46,812)	68,463	21,651

Total		$205,710				$319,378	$1,547,211	$1,866,589

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Croatia	Barclays Bank PLC	$4,520	1.00% (pays quarterly)(1)	3/20/20	$(28,804)	$(41,433)	$(70,237)
Croatia	Barclays Bank PLC	4,520	1.00% (pays quarterly)(1)	3/20/20	(28,804)	(41,482)	(70,286)
Croatia	Barclays Bank PLC	4,520	1.00% (pays quarterly)(1)	3/20/20	(28,804)	(42,636)	(71,440)

ReferenceEntity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Croatia	Barclays Bank PLC	$9,040	1.00% (pays quarterly)(1)	3/20/20	$(57,609)	$(82,794)	$(140,403)
Croatia	BNP Paribas	1,500	1.00% (pays quarterly)(1)	3/20/20	(9,559)	(15,764)	(25,323)
Croatia	BNP Paribas	2,340	1.00% (pays quarterly)(1)	3/20/20	(14,912)	(22,025)	(36,937)
Croatia	BNP Paribas	2,760	1.00% (pays quarterly)(1)	3/20/20	(17,589)	(24,962)	(42,551)
Croatia	BNP Paribas	6,250	1.00% (pays quarterly)(1)	3/20/20	(39,829)	(65,592)	(105,421)
Croatia	Citibank, N.A.	1,660	1.00% (pays quarterly)(1)	3/20/20	(10,579)	(15,140)	(25,719)
Croatia	Citibank, N.A.	4,260	1.00% (pays quarterly)(1)	3/20/20	(27,148)	(40,612)	(67,760)
Croatia	Citibank, N.A.	10,000	1.00% (pays quarterly)(1)	3/20/20	(63,727)	(100,078)	(163,805)
Croatia	Citibank, N.A.	167	1.00% (pays quarterly)(1)	6/20/20	(1,391)	(2,140)	(3,531)
Croatia	Citibank, N.A.	1,000	1.00% (pays quarterly)(1)	6/20/20	(8,315)	(13,105)	(21,420)
Croatia	Goldman Sachs International	2,210	1.00% (pays quarterly)(1)	3/20/20	(14,084)	(20,801)	(34,885)
Croatia	Goldman Sachs International	3,410	1.00% (pays quarterly)(1)	3/20/20	(21,731)	(32,129)	(53,860)
Croatia	Goldman Sachs International	1,700	1.00% (pays quarterly)(1)	6/20/20	(14,135)	(22,353)	(36,488)
Egypt	Citibank, N.A.	50	1.00% (pays quarterly)(1)	6/20/20	212	(517)	(305)
Egypt	Citibank, N.A.	4,550	1.00% (pays quarterly)(1)	6/20/20	19,298	(44,756)	(25,458)
Egypt	Deutsche Bank AG	5,100	1.00% (pays quarterly)(1)	6/20/20	21,631	(44,606)	(22,975)
Egypt	Deutsche Bank AG	4,550	1.00% (pays quarterly)(1)	6/20/20	19,298	(45,029)	(25,731)
Egypt	Deutsche Bank AG	4,600	1.00% (pays quarterly)(1)	6/20/20	19,510	(45,463)	(25,953)
Oman	Bank of America, N.A.	20,851	1.00% (pays quarterly)(1)	6/20/22	711,714	(601,235)	110,479
Oman	Bank of America, N.A.	16,680	1.00% (pays quarterly)(1)	12/20/22	759,096	(608,847)	150,249
Qatar	Goldman Sachs International	10	1.00% (pays quarterly)(1)	12/20/20	(136)	(35)	(171)
Qatar	Goldman Sachs International	1,660	1.00% (pays quarterly)(1)	12/20/20	(22,531)	(10,888)	(33,419)
Qatar	Goldman Sachs International	9,740	1.00% (pays quarterly)(1)	12/20/20	(132,198)	(43,459)	(175,657)
Qatar	Goldman Sachs International	3,700	1.00% (pays quarterly)(1)	12/20/23	(92,399)	(5,548)	(97,947)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Qatar	Goldman Sachs International	$3,090	1.00% (pays quarterly)(1)	9/20/24	$(73,257)	$1,359	$(71,898)
Qatar	Nomura International PLC	9,620	1.00% (pays quarterly)(1)	9/20/24	(228,068)	16,946	(211,122)
South Africa	Bank of America, N.A.	16,100	1.00% (pays quarterly)(1)	9/20/22	104,430	(378,502)	(274,072)
South Africa	Bank of America, N.A.	20,830	1.00% (pays quarterly)(1)	9/20/22	135,110	(512,893)	(377,783)
South Africa	Bank of America, N.A.	29,280	1.00% (pays quarterly)(1)	9/20/22	189,920	(650,987)	(461,067)
South Africa	Bank of America, N.A.	19,900	1.00% (pays quarterly)(1)	9/20/22	129,078	(616,504)	(487,426)
South Africa	Goldman Sachs International	10,690	1.00% (pays quarterly)(1)	9/20/22	69,339	(320,346)	(251,007)
South Africa	Goldman Sachs International	8,022	1.00% (pays quarterly)(1)	12/20/22	75,113	(263,915)	(188,802)
South Africa	Goldman Sachs International	16,600	1.00% (pays quarterly)(1)	12/20/28	1,811,564	(2,158,064)	(346,500)
South Africa	HSBC Bank USA, N.A.	7,300	1.00% (pays quarterly)(1)	12/20/22	68,352	(230,630)	(162,278)
South Africa	HSBC Bank USA, N.A.	23,540	1.00% (pays quarterly)(1)	6/20/29	2,738,086	(2,941,822)	(203,736)
South Africa	Nomura International PLC	7,068	1.00% (pays quarterly)(1)	12/20/22	66,180	(228,845)	(162,665)
Thailand	Barclays Bank PLC	7,500	0.97% (pays quarterly)	9/20/19	(18,260)	—	(18,260)
Thailand	Citibank, N.A.	3,700	0.95% (pays quarterly)	9/20/19	(8,815)	—	(8,815)

Total					$5,975,247	$(10,317,632)	$(4,342,385)

*

If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2019, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $267,956,000.

**

The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***

Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Total Return Swaps
Counterparty	Notional Amount (000’s omitted)†		Portfolio Receives	Portfolio Pays	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
Citibank, N.A.		52,100	Excess Return on Bloomberg Commodity 4 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.24% (pays upon termination)	9/18/19	$52,069
Citibank, N.A.		44,700	Excess Return on Bloomberg Commodity 5 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.25% (pays upon termination)	9/18/19	55,479
Citibank, N.A.		40,900	Excess Return on Bloomberg Commodity 6 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.26% (pays upon termination)	9/18/19	46,737
JPMorgan Chase Bank, N.A.	CNY	61,821	Total Return on Shenzhen Stock Exchange Composite Index (pays quarterly)	3-month USD-LIBOR minus 12.50% on $8,985,353 (pays quarterly)	10/18/19	147,815
UBS AG	CNY	58,990	Total Return on Shenzhen Stock Exchange Composite Index (pays quarterly)	3-month USD-LIBOR minus 7.00% on $8,582,073 (pays quarterly)	8/12/19	190,396

						$492,496

†	Notional amount is stated in USD unless otherwise noted.

Cross-Currency Swaps

Counterparty	Portfolio Receives Fixed Rate on Notional Amount (000’s omitted)		Portfolio Pays Floating Rate on Notional Amount (000’s omitted)		Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
Goldman Sachs International	CLF	865	CLP	24,109,564	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	0.07% (pays semi-annually)	6/27/24	$417,610
Goldman Sachs International	CLF	172	CLP	4,809,394	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	0.10% (pays semi-annually)	7/1/24	88,223
Goldman Sachs International	CLF	345	CLP	9,632,227	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	0.05% (pays semi-annually)	7/8/24	131,557
Goldman Sachs International	CLF	1,297	CLP	36,252,622	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	0.03% (pays semi-annually)	7/10/24	445,222
Goldman Sachs International	CLF	513	CLP	14,348,714	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	0.03% (pays semi-annually)	7/11/24	146,016
Goldman Sachs International	CLF	172	CLP	4,817,073	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	0.21% (pays semi-annually)	7/23/24	(20,472)
Goldman Sachs International	CLF	686	CLP	19,176,018	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	0.24% (pays semi-annually)	7/26/24	(111,443)

								$1,096,713

Abbreviations:

BADLAR	-	Buenos Aires Deposits of Large Amount Rate

CMT	-	Constant Maturity Treasury

COF	-	Cost of Funds 11th District

EURIBOR	-	Euro Interbank Offered Rate

LIBOR	-	London Interbank Offered Rate

OMO	-	Open Market Operation

Currency Abbreviations:

AED	-	United Arab Emirates Dirham

ARS	-	Argentine Peso

AUD	-	Australian Dollar

BHD	-	Bahraini Dinar

BRL	-	Brazilian Real

CAD	-	Canadian Dollar

CLF	-	Chilean Unidad de Fomento

CLP	-	Chilean Peso

CNH	-	Yuan Renminbi Offshore

CNY	-	Yuan Renminbi

CRC	-	Costa Rican Colon

DOP	-	Dominican Peso

EGP	-	Egyptian Pound

EUR	-	Euro

GBP	-	British Pound Sterling

GEL	-	Georgian Lari

GHS	-	Ghanaian Cedi

HUF	-	Hungarian Forint

IDR	-	Indonesian Rupiah

ISK	-	Icelandic Krona

JPY	-	Japanese Yen

KRW	-	South Korean Won

LKR	-	Sri Lankan Rupee

MAD	-	Moroccan Dirham

MYR	-	Malaysian Ringgit

NGN	-	Nigerian Naira

NOK	-	Norwegian Krone

NZD	-	New Zealand Dollar

OMR	-	Omani Rial

PEN	-	Peruvian Sol

PHP	-	Philippine Peso

PKR	-	Pakistani Rupee

PLN	-	Polish Zloty

RON	-	Romanian Leu

RSD	-	Serbian Dinar

SEK	-	Swedish Krona

SGD	-	Singapore Dollar

THB	-	Thai Baht

TRY	-	New Turkish Lira

TWD	-	New Taiwan Dollar

UAH	-	Ukrainian Hryvnia

UGX	-	Ugandan Shilling

USD	-	United States Dollar

XOF	-	West African CFA Franc

ZAR	-	South African Rand

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at July 31, 2019 were $8,102,994 or 0.2% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

At July 31, 2019, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative instruments, including commodity futures contracts and total return swap contracts based on commodity indices, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities and to manage certain investment risks.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.

Equity Price Risk: The Portfolio enters into equity index futures contracts and total return swaps to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including interest rate futures contracts, interest rate swaps and swaptions, inflation swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2019 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Commodity	Futures Contracts	$1,188,852	$(925,696)
Commodity	Total Return Swaps	154,285	—

Total		$1,343,137	$(925,696)

Credit	Credit Default Swaps	$8,118,855	$(1,824,230)
Credit	Credit Default Swaps (Centrally Cleared)	3,487,409	(9,276,949)

Total		$11,606,264	$(11,101,179)

Equity Price	Futures Contracts	$420,846	$—
Equity Price	Total Return Swaps	338,211	—

Total		$759,057	$—

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Foreign Exchange	Forward Foreign Currency Exchange Contracts	$35,833,755	$(47,849,728)
Foreign Exchange	Forward Foreign Currency Exchange Contracts (Centrally Cleared)	31,642,928	(12,207,308)
Foreign Exchange	Purchased Options	455,833	—

Total		$67,932,516	$(60,057,036)

Interest Rate	Cross-Currency Swaps	$1,228,628	$(131,915)
Interest Rate	Futures Contracts	—	(1,446,384)
Interest Rate	Inflation Swaps (Centrally Cleared)	8,432,033	(5,956,725)
Interest Rate	Interest Rate Swaps	—	(1,985,098)
Interest Rate	Interest Rate Swaps (Centrally Cleared)	15,671,049	(51,992,582)
Interest Rate	Purchased Interest Rate Swaptions	43,220,192	—

Total		$68,551,902	$(61,512,704)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2019, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Foreign Government Bonds	$—	$2,023,746,643	$—	$2,023,746,643
Foreign Corporate Bonds	—	108,436,644	8,854,348	117,290,992
Senior Floating-Rate Loans	—	—	9,593,204	9,593,204
Sovereign Loans	—	129,212,339	—	129,212,339
Credit Linked Notes	—	1,715,500	—	1,715,500
Asset-Backed Securities	—	30,161,483	—	30,161,483
Collateralized Mortgage Obligations	—	97,801,481	—	97,801,481
Mortgage Pass-Throughs	—	188,490,541	—	188,490,541
U.S. Treasury Obligations	—	1,633,945	—	1,633,945
U.S. Government Guaranteed Small Business Administration Loans	—	33,253,082	—	33,253,082
Common Stocks	2,179,549	109,116,864 **	—	111,296,413
Short-Term Investments —
Foreign Government Securities	—	369,227,427	—	369,227,427
U.S. Treasury Obligations	—	59,816,647	—	59,816,647
Other	—	311,986,011	—	311,986,011
Purchased Currency Options	—	455,833	—	455,833
Purchased Interest Rate Swaptions	—	43,220,192	—	43,220,192
Total Investments	$2,179,549	$3,508,274,632	$18,447,552	$3,528,901,733
Forward Foreign Currency Exchange Contracts	$—	$67,476,683	$—	$67,476,683
Futures Contracts	1,188,852	420,846	—	1,609,698
Swap Contracts	—	37,430,470	—	37,430,470
Total	$3,368,401	$3,613,602,631	$18,447,552	$3,635,418,584

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(60,057,036)	$—	$(60,057,036)
Futures Contracts	(2,372,080)	—	—	(2,372,080)
Swap Contracts	—	(71,167,499)	—	(71,167,499)
Total	$(2,372,080)	$(131,224,535)	$—	$(133,596,615)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2019 is not presented.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.